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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08934
ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)
7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)     (Zip code)
The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments
The schedules of investments as of the close of the reporting period are set forth below for:
ING VP Strategic Allocation Balanced Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Income Portfolio
The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 71.9%
		Advertising: 0.1%
2,881		Advo, Inc.	$90,146
3,305		Catalina Marketing Corp.	75,156
52	@@	Dentsu, Inc.	148,324

			313,626

		Aerospace/Defense: 2.0%
4,218	@	AAR Corp.	72,465
26,000		Boeing Co.	1,766,700
2,295		DRS Technologies, Inc.	113,281
3,251	L	Engineered Support Systems, Inc.	133,421
9,200		General Dynamics Corp.	1,099,860
2,985		Kaman Corp.	61,043
17,800		Lockheed Martin Corp.	1,086,512
3,248	@	Moog, Inc.	95,881
11,500		Rockwell Collins, Inc.	555,680
3,080	@	Teledyne Technologies, Inc.	106,168
13,600		United Technologies Corp.	705,024

			5,796,035

		Agriculture: 1.7%
27,450		Altria Group, Inc.	2,023,340
36,600		Archer-Daniels-Midland Co.	902,556
20	@@	Japan Tobacco, Inc.	316,304
14,600		Monsanto Co.	916,150
5,600	L	Reynolds American, Inc.	464,912
15,400	@@	Swedish Match AB	184,433

			4,807,695

		Airlines: 0.1%
2,240	@, L	Alaska Air Group, Inc.	65,094
3,749	@	Mesa Air Group, Inc.	30,929
4,730		Skywest, Inc.	126,859

			222,882

		Apparel: 0.9%
23,200	@	Coach, Inc.	727,552
895		Haggar Corp.	25,445
2,680		K-Swiss, Inc.	79,248
10,850		Nike, Inc.	886,228
3,100		Polo Ralph Lauren Corp.	155,930
2,980	@	Quiksilver, Inc.	43,061
3,600	@, L	Timberland Co.	121,608
5,950		VF Corp.	344,922
4,817		Wolverine World Wide, Inc.	101,398

			2,485,392

		Auto Manufacturers: 0.7%
6,227	@@	DaimlerChrysler AG	332,198
95,400	L	Ford Motor Co.	940,644

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Auto Manufacturers: 0.7% (continued)
23,000	@@	Nissan Motor Co., Ltd.	$264,925
4,380	L	Oshkosh Truck Corp.	189,041
5,200	@@	Volvo AB	227,783

			1,954,591

		Auto Parts & Equipment: 0.2%
43,000	@@	Bosch Corp.	229,820
11,800	@, L	Goodyear Tire & Rubber Co.	183,962
2,700		Modine Manufacturing Co.	99,036
6,900	@@	NOK Corp.	206,778

			719,596

		Banks: 5.1%
5,124	@@	Alpha Bank AE	145,581
46,349	@@	Banca Intesa S.p.A.	217,009
1,400	@@, L	Banco Itau Holding Financeira SA ADR	166,124
88,850	L	Bank of America Corp.	3,740,585
11,600	@@	Bank of Ireland	183,065
2,300	@@	Bank of Ireland	36,415
4,900	@@	BNP Paribas	374,025
2,846	L	Central Pacific Financial Corp.	100,122
2,690		Commerce BanCorp, Inc.	82,556
10,500	@@	Commerzbank AG	288,653
18,000	@@	DBS Group Holdings Ltd.	168,718
3,408	@@	Deutsche Bank AG	320,018
1,370		East-West Bancorp, Inc.	46,635
6,730	@@, L	First Bancorp Puerto Rico	113,872
1,200		First Midwest Bancorp, Inc.	44,688
2,370		First Republic Bank	83,495
5,039	L	FirstMerit Corp.	134,995
5,415		Fremont General Corp.	118,209
29,120	@@	HBOS PLC	440,407
1,210		Hudson United Bancorp	51,219
6,200	@@	ICICI Bank Ltd. ADR	175,150
3,800	@@	KBC Groep Holding	309,023
25,500	L	Keycorp	822,375
3,660		Mercantile Bankshares Corp.	197,201
35	@@	Mitsubishi Tokyo Financial Group, Inc.	458,979
48	@@	Mizuho Financial Group, Inc.	307,358
29,000	L	National City Corp.	969,760
1,640	@@	OTP Bank Rt. GDR	129,888
16,915	@@	Royal Bank of Scotland Group PLC	481,936
1,100		South Financial Group, Inc.	29,524
25,000	@@, L	Sumitomo Trust & Banking Co., Ltd.	207,134
14,600	@@	SunCorp-Metway Ltd.	220,172
5,804	L	TCF Financial Corp.	155,257
5,220	@@	UBS AG	446,759
100		UCBH Holdings, Inc.	1,832
23,500		U.S. BanCorp.	659,880
20,850		Wachovia Corp.	992,252
22,350		Wells Fargo & Co.	1,309,040
4,776		Whitney Holding Corp.	129,143
3,816		Wilmington Trust Corp.	139,093

			14,998,147

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Beverages: 1.8%
56,100		Coca-Cola Co.	$2,422,959
3,210	@@	Coca-Cola Hellenic Bottling Co.	93,315
24,800	@@	Diageo PLC	357,947
43,950		PepsiCo, Inc.	2,492,405

			5,366,626

		Biotechnology: 0.5%
16,350	@	Amgen, Inc.	1,302,605
7,796	@	Savient Pharmaceuticals, Inc.	29,391

			1,331,996

		Building Materials: 0.2%
2,910		Florida Rock Industries, Inc.	186,502
2,000	@@	Lafarge SA	176,775
2,800	L	Martin Marietta Materials, Inc.	219,688
2,292	@	NCI Building Systems, Inc.	93,491

			676,456

		Chemicals: 0.9%
5,000		Chemtura Corp.	62,100
12,700		Dow Chemical Co.	529,209
12,450		E.I. du Pont de Nemours & Co.	487,667
2,973	@	FMC Corp.	170,115
3,007		HB Fuller Co.	93,458
4,289	L	Lyondell Chemical Co.	122,751
2,803		MacDermid, Inc.	73,607
11,450		PPG Industries, Inc.	677,726
5,600	@@, #	Reliance Industries Ltd. GDR	201,544
2,400	@@	Umicore	263,111

			2,681,288

		Coal: 0.1%
2,000		Massey Energy Co.	102,140
2,200		Peabody Energy Corp.	185,570

			287,710

		Commercial Services: 1.0%
2,450		Administaff, Inc.	97,363
4,710	@, L	Career Education Corp.	167,488
1,400	@	ChoicePoint, Inc.	60,438
1,490	@	Consolidated Graphics, Inc.	64,145
1,965		Corporate Executive Board Co.	153,231
4,221	@	Education Management Corp.	136,085
9,000		Equifax, Inc.	314,460
3,075	@	Korn/Ferry Intl.	50,399
4,670	@	Labor Ready, Inc.	119,786
18,450		McKesson Corp.	875,453
3,340	@	Pharmaceutical Product Development, Inc.	192,083

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 1.0% (continued)
1,270	L	Pre-Paid Legal Services, Inc.	$49,149
60,500	@@	Rentokil Initial PLC	177,287
11,200		Robert Half Intl., Inc.	398,608
3,391	@, L	Sotheby’s Holdings	56,698
1,165	@, L	Vertrue, Inc.	42,348

			2,955,021

		Computers: 3.3%
3,735		Agilysys, Inc	62,897
2,411	@	Anteon Intl. Corp.	103,094
29,200	@	Apple Computer, Inc.	1,565,412
1,679	@	Brooktrout, Inc.	21,777
2,255	@, L	CACI International, Inc.	136,653
4,575	@	Cadence Design Systems, Inc.	73,932
2,310	@, L	Cognizant Technology Solutions Corp.	107,623
66,350	@	Dell, Inc.	2,269,170
3,300	@	DST Systems, Inc.	180,939
79,400		Hewlett-Packard Co.	2,318,480
21,150		International Business Machines Corp.	1,696,653
785	@, L	Kronos, Inc.	35,042
2,985	@	Micros Systems, Inc.	130,594
2,120		MTS Systems Corp.	80,072
3,110	@	Radiant Systems, Inc.	32,095
2,980	@, L	Sandisk Corp.	143,785
7,790	@	Synopsys, Inc.	147,231
9,644	@@	Tietoenator OYJ	325,758
11,440	@, L	Western Digital Corp.	147,919

			9,579,126

		Cosmetics/Personal Care: 0.7%
32,300	L	Procter & Gamble Co.	1,920,558

			1,920,558

		Distribution/Wholesale: 0.3%
1,130		Building Materials Holding Corp.	105,305
11,200		Genuine Parts Co.	480,480
1,195		SCP Pool Corp.	41,741
27,000	@@, L	Sumitomo Corp.	287,089
915	@, L	United Stationers, Inc.	43,792

			958,407

		Diversified Financial Services: 2.5%
16,450		American Express Co.	944,888
6,795	@, L	AmeriCredit Corp.	162,197
13,200		CIT Group, Inc.	596,376
12,300		Fannie Mae	551,286
6,200		Goldman Sachs Group, Inc.	753,796
78,000	@@	Hong Kong Exchanges and Clearing Ltd.	267,847
3,500	L	IndyMac Bancorp, Inc.	138,530
3,713	@	Investment Technology Group	109,905
1,822		Legg Mason, Inc.	199,855
11,500		Lehman Brothers Holdings, Inc.	1,339,520

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 2.5% (continued)
12,300		Merrill Lynch & Co., Inc.	$754,605
13,950		Morgan Stanley	752,463
20,300	@, L	Providian Financial Corp.	358,904
1,100	@@	SFCG Co,. Ltd.	285,474

			7,215,646

		Electric: 2.0%
8,400	@@	Chubu Electric Power Co., Inc.	205,532
18,800	@	CMS Energy Corp.	309,260
6,500	L	Dominion Resources, Inc.	559,910
27,200		Edison Intl.	1,286,016
3,900	@@	E.ON AG	360,581
12,150	L	Exelon Corp.	649,296
11,000	@@	Fortum OYJ	221,478
3,150		SCANA Corp.	133,056
15,200	L	TXU Corp.	1,715,776
3,200	L	Wisconsin Energy Corp.	127,744
3,796		WPS Resources Corp.	219,409

			5,788,058

		Electrical Components & Equipment: 0.1%
3,097	@, L	Energizer Holdings, Inc.	175,600
18,000	@@	Sumitomo Electric Industries Ltd.	244,105

			419,705

		Electronics: 0.6%
5,354	@	Arrow Electronics, Inc.	167,901
6,899	@	Avnet, Inc.	168,681
3,035	@, L	Coherent, Inc.	88,865
3,330	@, L	Cymer, Inc.	104,296
1,840	@, L	Flir Systems, Inc.	54,427
1,800	@@	Hoya Corp.	60,136
5,400	@, @@	Hoya Corp.	183,907
2,150	@	Itron, Inc.	98,169
12,800	@@	Koninklijke Philips Electronics NV	342,521
61,574	@, L	Solectron Corp.	240,754
1,360	@, L	Trimble Navigation Ltd.	45,818
2,635	@	Varian, Inc.	90,433
211		Woodward Governor Co.	17,946

			1,663,854

		Engineering & Construction: 0.2%
1,600	@	EMCOR Group, Inc.	94,880
2,100	@, L	Shaw Group, Inc.	51,786
48,000	@@	Taisei Corp.	197,829
1,090	@, L	URS Corp.	44,025
2,400	@@, L	Vinci SA	207,418

			595,938

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Entertainment: 0.2%
2,230	@	Argosy Gaming Co.	$104,788
27,021	@@	Aristocrat Leisure Ltd.	245,146
41,800	@@	Hilton Group PLC	233,115
2,304		International Speedway Corp.	120,891

			703,940

		Environmental Control: 0.0%
2,165		Republic Services, Inc.	76,403
1,215	@, L	Waste Connections, Inc.	42,622

			119,025

		Food: 0.8%
1,700	@@	Colruyt SA	222,269
1,860		Corn Products Intl., Inc.	37,516
2,500	@	Dean Foods Co.	97,150
4,325		Flowers Foods, Inc.	117,986
3,969		Hormel Foods Corp.	130,937
9		J&J Snack Foods Corp.	520
1,621	L	Nash Finch Co.	68,390
2,466	@	Ralcorp Holdings, Inc.	103,375
8,015	L	SUPERVALU, Inc.	249,427
29,300	@@	Unilever PLC	307,393
1,025		Whole Foods Market, Inc.	137,811
11,400		Wm. Wrigley Jr. Co.	819,432

			2,292,206

		Gas: 0.3%
5,361		Atmos Energy Corp.	151,448
75,700	@@	Centrica PLC	330,110
1,890	L	Energen Corp.	81,761
2,695	L	Northwest Natural Gas Co.	100,308
2,495	@, L	Southern Union Co.	64,296
6,410	L	UGI Corp.	180,442

			908,365

		Hand/Machine Tools: 0.1%
4,950		Black & Decker Corp.	406,346

			406,346

		Healthcare — Products: 1.6%
2,180	@, L	Advanced Neuromodulation Systems, Inc.	103,463
3,000		Beckman Coulter, Inc.	161,940
1,210		Cooper Cos., Inc.	92,698
3,502		Dentsply Intl., Inc.	189,178
2,430	@	Haemonetics Corp.	115,498
2,100	@	Hologic, Inc.	121,275
900	@, L	Idexx Laboratories, Inc.	60,192
39,350		Johnson & Johnson	2,490,068
2,490	L	LCA-Vision, Inc.	92,429
16,000		Medtronic, Inc.	857,920
940		Mentor Corp.	51,709
1,005	@, L	Resmed, Inc.	80,048

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare — Products: 1.6% (continued)
4,790	@	Respironics, Inc.	$202,042
847		Vital Signs, Inc.	39,038

			4,657,498

		Healthcare — Services: 2.5%
13,600		Aetna, Inc.	1,171,504
4,200	@	Community Health Systems, Inc.	163,002
6,900	@	Coventry Health Care, Inc.	593,538
2,900	@@, L	Fresenius Medical Care AG	265,157
4,600	@	Health Net, Inc.	217,672
10,450	@	Humana, Inc.	500,346
4,605	@, L	Lincare Holdings, Inc.	189,035
4,838	@, L	Odyssey HealthCare, Inc.	82,101
3,240	@	Pacificare Health Systems, Inc.	258,487
700	@	Pediatrix Medical Group, Inc.	53,774
2,095	@, L	Sierra Health Services	144,283
37,500		UnitedHealth Group, Inc.	2,107,500
20,700	@	WellPoint, Inc.	1,569,474

			7,315,873

		Holding Companies — Diversified: 0.1%
58,000	@@	Citic Pacific Ltd.	162,494

			162,494

		Home Builders: 0.2%
2,350	L	Lennar Corp.	140,436
835	L	MDC Holdings, Inc.	65,873
550	@, L	Meritage Homes Corp.	42,163
295	@, L	NVR, Inc.	261,060
1,590	L	Standard-Pacific Corp.	66,001
2,010	@, L	Toll Brothers, Inc.	89,787

			665,320

		Home Furnishings: 0.1%
2,523	@, L	Audiovox Corp.	35,272
1,140		Harman Intl. Industries, Inc.	116,588

			151,860

		Household Products/Wares: 0.2%
4,490	L	American Greetings Corp.	123,026
10,000		Clorox Co.	555,400

			678,426

		Housewares: 0.0%
3,335		Toro Co.	122,595

			122,595

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 5.2%
17,903	@@	ACE Ltd	$842,694
25,300		Allstate Corp.	1,398,837
3,250		American Financial Group, Inc.	110,273
34,350		American Intl. Group, Inc.	2,128,326
10,650		Chubb Corp.	953,708
2,220	@@	Everest Re Group Ltd.	217,338
3,001		Fidelity National Financial, Inc.	133,605
4,211		First American Corp.	192,316
14,000		Hartford Financial Services Group, Inc.	1,080,380
3,623		Horace Mann Educators Corp.	71,663
1,590	L	LandAmerica Financial Group, Inc.	102,794
92,700	@@	Legal & General Group PLC	186,267
11,200		Lincoln National Corp.	582,624
8,751		Loews Corp.	808,680
2,200		Mercury General Corp.	131,978
28,250		Metlife, Inc.	1,407,698
6,100	L	MGIC Investment Corp.	391,620
3,164		Old Republic Intl. Corp.	84,384
1,460	@, L	Philadelphia Consolidated Holding Co.	123,954
4,395		PMI Group, Inc.	175,229
17,700	L	Principal Financial Group	838,449
2,564	@	ProAssurance Corp.	119,662
3,814		Protective Life Corp.	157,061
20,200	@@	QBE Insurance Group Ltd.	288,349
3,700		Radian Group, Inc.	196,470
2,146		RLI Corp.	99,274
2,435		Selective Insurance Group	119,072
27,400		St. Paul Cos.	1,229,438
1,882		Stewart Information Services Corp.	96,358
4,500	@@	Swiss Reinsurance Co.	297,007
3,050		UICI	109,800
4,875	L	W.R. Berkley Corp.	192,465
1,825		Zenith National Insurance Corp.	114,409
1,300	@, @@	Zurich Financial Services AG	222,770

			15,204,952

		Internet: 0.9%
15,500	@, L	eBay, Inc.	638,600
3,820	@, L	Internet Security Systems	91,718
3,988	@	Macromedia, Inc.	162,192
6,850	@, L	McAfee, Inc.	215,227
8,100	@	Monster Worldwide, Inc.	248,751
53,400	@, L	Symantec Corp.	1,210,044
600	@	Websense, Inc.	30,726

			2,597,258

		Iron/Steel: 0.3%
600	L	Cleveland-Cliffs, Inc.	52,266
10,600		Nucor Corp.	625,294
55,000	@@	Sumitomo Metal Industries Ltd.	193,822

			871,382

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.2%
6,300	L	Carnival Corp.	$314,874
3,280	@, L	Multimedia Games, Inc.	31,849
2,840	L	Polaris Industries, Inc.	140,722
3,900	@@	Sankyo Co. Ltd	206,513

			693,958

		Machinery — Construction & Mining: 0.1%
3,830		JLG Industries, Inc.	140,140
1,300		Joy Global, Inc.	65,598

			205,738

		Machinery — Diversified: 0.1%
2,615		Applied Industrial Technologies, Inc.	93,826
1,300		Briggs & Stratton Corp.	44,967
1,100		Cognex Corp.	33,077
1,347		IDEX Corp.	57,315

			229,185

		Media: 1.8%
29,300	@, L	Comcast Corp.	860,834
19,600		McGraw-Hill Cos, Inc.	941,584
14,200	@@	Mediaset S.p.A.	168,616
32,200		News Corp., Inc.	501,998
60,850		Time Warner, Inc.	1,101,994
20,450		Viacom, Inc.	675,055
7,783	@@	Vivendi Universal SA	255,455
27,150		Walt Disney Co.	655,130
110		Washington Post	88,275

			5,248,941

		Metal Fabricate/Hardware: 0.2%
1,480		Commercial Metals Co.	49,935
4,840		Precision Castparts Corp.	257,004
1,948		Quanex Corp.	128,997

			435,936

		Mining: 0.7%
8,400	@@	Anglo American PLC	251,497
18,500	@@	BHP Billiton Ltd.	315,953
11,600	L	Freeport-McMoRan Copper & Gold, Inc.	563,644
31,000	@@	Mitsui Mining & Smelting Co. Ltd.	180,941
6,300	L	Phelps Dodge Corp.	818,559

			2,130,594

		Miscellaneous Manufacturing: 2.6%
10,250		3M Co.	751,940
2,639		Aptargroup, Inc.	131,449
15,800		Danaher Corp.	850,514
4,185	L	Donaldson Co., Inc.	127,768
140,153		General Electric Co.	4,718,952
21,100	@@	Ingersoll-Rand Co.	806,653

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 2.6% (continued)
2,069		Lancaster Colony Corp.	$88,967
2,110		Roper Industries, Inc.	82,902
2,159	L	Teleflex, Inc.	152,210

			7,711,355

		Office Furnishings: 0.1%
4,372		Herman Miller, Inc.	132,472
2,810		HNI, Corp.	169,218
5,920	@	Interface, Inc.	48,899

			350,589

		Office/Business Equipment: 0.1%
4,900	@@	Canon, Inc.	266,339

			266,339

		Oil & Gas: 8.0%
14,250	L	Burlington Resources, Inc.	1,158,810
46,981		ChevronTexaco Corp.	3,041,080
4,655	@	Cimarex Energy Co.	211,011
33,300		ConocoPhillips	2,328,003
17,400		Devon Energy Corp.	1,194,336
13,600	@@	ENI S.p.A.	404,695
104,550		Exxon Mobil Corp.	6,643,090
2,877	@	Forest Oil Corp.	149,892
3,630		Frontier Oil Corp.	160,991
2,555		Helmerich & Payne, Inc.	154,296
15,300		Marathon Oil Corp.	1,054,629
4,800	@	Newfield Exploration Co.	235,680
6,000		Noble Energy, Inc.	281,400
1,860	@@	Norsk Hydro ASA	207,991
14,300		Occidental Petroleum Corp.	1,221,649
1,700	@@, L	Petroleo Brasileiro SA ADR	121,533
2,010	@	Petroleum Development Corp.	77,063
2,500		Pioneer Natural Resources Co.	137,300
2,900	L	Pogo Producing Co.	170,926
2,440	@, L	Remington Oil & Gas Corp.	101,260
8,100	@@	Repsol YPF SA	262,500
20,250	@@	Royal Dutch Shell PLC	701,440
2,170	@	Southwestern Energy Co.	159,278
3,961		St. Mary Land & Exploration Co.	144,973
2,070	@, L	Stone Energy Corp.	126,353
8,200		Sunoco, Inc.	641,240
2,492	@, L	Swift Energy Co.	114,009
2,200	@@	Total SA	600,770
3,000	@	Unit Corp.	165,840
10,900	L	Valero Energy Corp.	1,232,354
3,540		Vintage Petroleum, Inc.	161,636

			23,366,028

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas Services: 0.1%
2,500	@, L	Cooper Cameron Corp.	$184,825
6,000	@, @@	Petroleum Geo-Services ASA	191,570

			376,395

		Pharmaceuticals: 3.5%
20,000		Abbott Laboratories	848,000
6,950	L	Amerisourcebergen Corp.	537,235
4,145	@	Barr Pharmaceuticals, Inc.	227,643
18,350		Cardinal Health, Inc.	1,164,124
14,600		Eli Lilly & Co.	781,392
9,400	@	Express Scripts, Inc.	584,680
26,800	@@	GlaxoSmithKline PLC	685,699
10,100	@	Hospira, Inc.	413,797
15,600	@	King Pharmaceuticals, Inc.	239,928
1,400		Medicis Pharmaceutical	45,584
2,200	@@	Merck KGaA	185,537
1,800	L	Omnicare, Inc.	101,214
97,450		Pfizer, Inc.	2,433,327
4,010	@@	Roche Holding AG	559,402
700	@	Sepracor, Inc.	41,293
6,700	@@	Takeda Chemical Industries Ltd.	401,746
4,400	@@, L	Teva Pharmaceuticals Industries Ltd. ADR	147,048
17,700		Wyeth	818,979

			10,216,628

		Pipelines: 0.2%
3,300		Equitable Resources, Inc.	128,898
5,010		Questar Corp.	441,481

			570,379

		Real Estate: 0.2%
22,000	@@	Cheung Kong Holdings Ltd.	249,193
10,400	@@	Leopalace21 Corp.	252,827

			502,020

		Real Estate Investment Trust: 0.1%
1,060		Colonial Properties Trust	47,149
1,915	L	Developers Diversified Realty Corp.	89,431
625		Essex Property Trust, Inc.	56,250
1,465	L	New Century Financial Corp.	53,136

			245,966

		Retail: 5.7%
1,535		Abercrombie & Fitch Co.	76,520
1,800	@	Advance Auto Parts	69,624
6,835		American Eagle Outfitters	160,828
3,375		Barnes & Noble, Inc.	127,238
22,300		Best Buy Co., Inc.	970,719
4,340	@, L	Brinker Intl., Inc.	163,010
4,600		Casey’s General Stores, Inc.	106,720
2,794		Cato Corp.	55,684
3,070	@, L	CEC Entertainment, Inc.	97,503
3,080	@, L	Chico’s FAS, Inc.	113,344

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 5.7% (continued)
2,220	@, L	Childrens Place	$79,121
5,630		Claire’s Stores, Inc.	135,852
9,250		Darden Restaurants, Inc.	280,923
4,000	@@	Don Quijote Co., Ltd.	257,601
13,800	@@	Enterprise Inns PLC	205,938
14,000		Federated Department Stores	936,180
1,355	@	GameStop Corp.	38,468
2,320	@, L	Genesco, Inc.	86,397
640	@, L	Guitar Center, Inc.	35,334
15,100	@@	GUS PLC	228,476
3,465	@	Hibbett Sporting Goods, Inc.	77,096
27,750		Home Depot, Inc.	1,058,385
16,450		JC Penney Co., Inc.	780,059
52,122	@@	Kingfisher PLC	199,536
2,040	L	Landry’s Restaurants, Inc.	59,772
2,500	L	Longs Drug Stores Corp.	107,225
10,300		Lowe’s Cos., Inc.	663,320
45,100		McDonald’s Corp.	1,510,399
4,092	@	Men’s Wearhouse, Inc.	109,256
5,945		Michaels Stores, Inc.	196,542
3,250	L	Movie Gallery, Inc.	33,768
766	L	Neiman-Marcus Group, Inc.	76,562
15,700		Nordstrom, Inc.	538,824
5,800	@	O’Reilly Automotive, Inc.	163,444
20,400	@	Office Depot, Inc.	605,880
5,100	@	Pacific Sunwear of California	109,344
2,285	@	Panera Bread Co.	116,946
1,490	@, L	Papa John’s Intl., Inc.	74,679
5,485	@, L	Payless Shoesource, Inc.	95,439
3,740	@, L	Select Comfort Corp.	74,725
3,255	@	ShopKo Stores, Inc.	83,068
3,478		Sonic Automotive, Inc.	77,281
1,535	@	Sonic Corp.	41,982
41,200		Staples, Inc.	878,384
4,900	@	Starbucks Corp.	245,490
20,000	@@	Takashimaya Co., Ltd.	255,841
11,900		Target Corp.	617,967
3,120	@	Too, Inc.	85,582
910	@, L	Tractor Supply Co.	41,542
33,000		Wal-Mart Stores, Inc.	1,446,060
35,900		Walgreen Co.	1,559,855
7,600		Wendy’s Intl., Inc.	343,140
1,900	@, L	Williams-Sonoma, Inc.	72,865
1,365	@, L	Zale Corp.	37,101

			16,662,839

		Savings & Loans: 0.5%
2,510		Anchor Bancorp Wisconsin, Inc.	73,995
1,820	L	Downey Financial Corp.	110,838
1,760	@, L	FirstFed Financial Corp.	94,706
1		Sterling Financial Corp.	23
33,800	L	Washington Mutual, Inc.	1,325,636

			1,605,198

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 2.2%
14,600	@, @@	ASML Holding NV	$241,314
17,900	@	Broadcom Corp.	839,689
3,405	@	DSP Group, Inc.	87,372
4,236	@	Exar Corp.	59,389
79,650		Intel Corp.	1,963,373
6,195	@, L	Lam Research Corp.	188,762
7,791	@	MEMC Electronic Materials, Inc.	177,557
8,010	L	Microchip Technology, Inc.	241,261
1,560	@, L	Microsemi Corp.	39,842
22,200		National Semiconductor Corp.	583,860
450	@@	Samsung Electronics Co., Ltd. GDR	128,444
1,646	@	Supertex, Inc.	49,364
52,750		Texas Instruments, Inc.	1,788,225
10,747	@	Triquint Semiconductor, Inc.	37,829
1,055	@, L	Varian Semiconductor Equipment Associates, Inc.	44,700

			6,470,981

		Software: 2.9%
3,400	@	Activision, Inc.	69,530
1,362	@, L	Advent Software, Inc.	36,692
2,810	@	Ansys, Inc.	108,157
14,800	L	Autodesk, Inc.	687,312
13,800	@	BMC Software, Inc.	291,180
900	@, L	Cerner Corp.	78,237
10,900	@	Citrix Systems, Inc.	274,026
25,150	@	Compuware Corp.	238,925
2,978	@, L	Dun & Bradstreet Corp.	196,161
3,720	@, L	Filenet Corp.	103,788
825		Global Payments, Inc.	64,119
1,075	@	Hyperion Solutions Corp.	52,299
12,000	@	Intuit, Inc.	537,720
3,497	@	JDA Software Group, Inc.	53,084
121,750		Microsoft Corp.	3,132,628
2,986	@	MRO Software, Inc.	50,284
24,300	@	Novell, Inc.	181,035
129,450	@	Oracle Corp.	1,603,886
12,500	@	Parametric Technology Corp.	87,125
3,445	@	Progress Software Corp.	109,448
3,733	@	Serena Software, Inc.	74,399
2,132	@	SPSS, Inc.	51,168
2,120		SS&C Technologies, Inc.	77,677
5,485	@, L	Sybase, Inc.	128,459
3,085	@, L	Transaction Systems Architects, Inc.	85,917

			8,373,256

		Telecommunications: 3.6%
892	@	Anixter Intl., Inc.	35,974
1,913		Black Box Corp.	80,269
22,600	L	CenturyTel, Inc.	790,548
81,900	@	Cisco Systems, Inc.	1,468,467
1,075		Commonwealth Telephone Enterprises, Inc.	40,528
2,100	@	Comtech Telecommunications	87,087
21,600	@@	Deutsche Telekom AG	394,865

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 3.6% (continued)
10,793	@@	Elisa OYJ	$187,371
5,366	L	Harris Corp.	224,299
2,400	@, @@	Hellenic Telecommunications Organization SA	48,176
79,100		Motorola, Inc.	1,747,319
49	@@	Nippon Telegraph & Telephone Corp.	243,441
58,000	@@	Oki Electric Industry Co., Ltd.	198,350
20,850		Qualcomm, Inc.	933,038
101,300	@@	Telecom Italia S.p.A.	283,022
74,000	@@	Telefonaktiebolaget LM Ericsson	272,991
11,300	@@	Telekom Austria AG	225,816
7,700	@@	Telekomunikasi Indonesia Tbk PT ADR	160,237
1,435	L	Telephone & Data Systems, Inc.	55,965
96,200		Verizon Communications, Inc.	3,144,778

			10,622,541

		Toys/Games/Hobbies: 0.1%
1,643	@	Department 56	20,538
10,326		Hasbro, Inc.	202,906
3,275	@, L	JAKKS Pacific, Inc.	53,153

			276,597

		Transportation: 1.3%
1,515	@, L	C.H. Robinson Worldwide, Inc.	97,142
2,894		CNF, Inc.	151,935
14,300		CSX Corp.	664,664
12,900	@@	Deutsche Post AG	303,202
62	@@	East Japan Railway Co.	355,029
900	L	Expeditors Intl. Washington, Inc.	51,102
3,971		Landstar System, Inc.	158,959
23,180		Norfolk Southern Corp.	940,181
1,980	L	Overseas Shipholding Group	115,493
14,800	L	United Parcel Service, Inc.	1,023,124

			3,860,831

		Trucking & Leasing: 0.0%
3,094	L	GATX Corp.	122,368

			122,368

		Water: 0.1%
6,420	@@	Veolia Environnement	272,280

			272,280

		Total Common Stock
		(Cost $182,609,469)	210,412,835

Preferred Stock: 0.4%
		Banks: 0.1%
38	@, #, C	DG Funding Trust	406,837

			406,837

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 0.0%
4,400	@, C	National Rural Utilities Cooperative Finance Corp.	$107,448

			107,448

		Household Products/Wares:
1,800	@@	Henkel KGaA	164,373

			164,373

		Insurance: 0.1%
12,300	@, C	Metlife, Inc.	311,805

			311,805

		Telecommunications: 0.1%
122	@, @@, #	Centaur Funding Corp.	159,439

			159,439

		Total Preferred Stock
		(Cost $993,674)	1,149,902

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Corporate Bond/Note: 6.0%
		Auto Manufacturers: 0.0%
$205,000	+	General Motors Corp., 4.470%, due 03/15/36	$53,300

			53,300

		Banks: 2.4%
2,600,000		American Express Bank FSB/Salt Lake City UT, 3.732%, due 03/16/06	2,600,439
210,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	178,745
123,000	@@, #	Banco Santander Chile SA, 4.148%, due 12/09/09	122,596
92,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	103,656
150,000	@@, C	Bank of Ireland, 4.170%, due 12/29/49	128,667
130,000	@@	Bank of Nova Scotia, 4.250%, due 08/21/85	109,783
50,000	@@, C	Bank of Scotland, 3.750%, due 11/30/49	43,250
183,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	196,122
146,000	@@, #, L, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	140,786
98,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	103,289
130,000	@@, C	Den Norske Bank ASA, 4.186%, due 08/29/49	109,525
1,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	1,225
248,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	250,123
370,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	317,275
190,000	@@, C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	163,492
189,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	185,011
131,000	C	Mellon Capital I, 7.720%, due 12/01/26	139,975
95,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	102,901
140,000	@@, C	National Australia Bank Ltd., 3.514%, due 10/29/49	126,304
68,000	C	NB Capital Trust II, 7.830%, due 12/15/26	72,767
64,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	69,215
154,000		PNC Funding Corp., 4.500%, due 03/10/10	152,322
266,000	@@, #, L, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	267,186
129,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/01/49	127,568
340,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	292,423
140,000	@@, C	Societe Generale, 3.625%, due 11/29/49	124,711
330,000	@@, C	Standard Chartered PLC, 3.750%, due 11/29/49	267,300
140,000	@@, C	Standard Chartered PLC, 3.813%, due 07/29/49	113,050
32,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	33,776
195,000		Wachovia Corp., 5.500%, due 08/01/35	190,926
130,000	@@, C	Westpac Banking Corp., 4.333%, due 09/30/49	110,933

			6,945,341

		Beverages: 0.1%
235,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	280,238
64,000	@@, C	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	64,713

			344,951

		Chemicals: 0.1%
45,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	45,495
50,000		Stauffer Chemical, 5.480%, due 04/15/10	39,920
110,000		Stauffer Chemical, 7.500%, due 04/15/17	58,582

			143,997

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 1.4%
$49,923	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	$50,757
169,661	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	178,899
100,000	#, C	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	102,996
100,000	#, C	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	103,117
65,000	@@, #	Bosphorus Financial Services Ltd., 5.590%, due 02/15/12	63,157
239,316	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	240,512
231,000	@@, #, C	BTM Curacao Holdings NV, 4.760%, due 07/21/15	226,747
132,000	C	Citigroup Capital II, 7.750%, due 12/01/36	140,043
256,000	@@, #	Corestates Capital Trust I, 8.000%, due 12/15/26	273,752
55,000	@@, C	Financiere CSFB NV, 4.187%, due 03/29/49	47,911
150,000	L	Goldman Sachs Group, Inc., 4.070%, due 03/02/10	150,236
138,000		HSBC Finance Corp., 5.000%, due 06/30/15	135,980
108,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	144,493
75,000		International Lease Finance Corp., 5.000%, due 04/15/10	75,342
134,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	142,639
150,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	161,292
244,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	244,816
105,000	@@, C	Paribas, 4.045%, due 12/31/49	90,154
93,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	92,570
116,000	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	115,667
294,246	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	296,060
279,000	@@, #, C	Prefered Term Services XII, 3.910%, due 03/23/35	280,047
219,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	222,089
1,000,000	#	Toll Road Investment, 4.180%, due 02/15/45	121,236
100,000	#, C	Twin Reefs Pass-Through Trust, 4.728%, due 12/10/49	99,794
140,000	@@, L, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	153,537
108,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	116,796

			4,070,639

		Electric: 0.4%
217,000	C	Consumers Energy Co., 4.250%, due 04/15/08	214,015
20,000	@@	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	22,025
122,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	142,738
178,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	175,345
159,000	C	Enterprise Capital Trust II, 5.240%, due 06/30/28	157,747
113,000	#, C	Pinnacle West Energy Corp., 4.004%, due 04/01/07	113,000
117,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	119,567
34,453		PPL Montana LLC, 8.903%, due 07/02/20	39,998
71,413	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	74,094

			1,058,529

		Food: 0.1%
260,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	266,745

			266,745

		Insurance: 0.1%
134,000		Prudential Financial, Inc., 4.104%, due 11/15/06	133,110
263,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	281,826

			414,936

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Media: 0.1%
$126,000	C	Cox Communications, Inc., 6.850%, due 01/15/18	$135,594

			135,594

		Multi-National: 0.0%
92,000	@@	Corp Andina de Fomento, 5.125%, due 05/05/15	90,744

			90,744

		Oil & Gas: 0.4%
119,000	L, C	Amerada Hess Corp., 6.650%, due 08/15/11	128,735
148,000	@@, #, L	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	142,122
27,000	@@, #	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	29,213
100,000	@@, L, C	Nexen, Inc., 5.200%, due 03/10/15	99,532
240,000	#	Pemex Project Funding Master Trust, 5.170%, due 06/15/10	250,320
239,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	239,135
139,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	142,823
97,000	C	Valero Energy Corp., 6.125%, due 04/15/07	99,025
115,000	L, C	Valero Energy Corp., 7.500%, due 04/15/32	139,248

			1,270,153

		Pipelines: 0.1%
172,000		Duke Capital LLC, 4.331%, due 11/16/06	171,157
57,000	C	KN Capital Trust III, 7.630%, due 04/15/28	64,606

			235,763

		Real Estate: 0.1%
199,000	C	EOP Operating LP, 7.750%, due 11/15/07	210,772

			210,772

		Real Estate Investment Trust: 0.3%
369,000		Health Care Property Investors, Inc., 4.875%, due 09/15/10	363,735
57,000	C	Liberty Property LP, 6.375%, due 08/15/12	60,452
153,000	C	Liberty Property LP, 7.750%, due 04/15/09	166,699
145,000	C	Simon Property Group LP, 4.875%, due 03/18/10	144,751
273,000	C	Simon Property Group LP, 6.375%, due 11/15/07	281,256

			1,016,893

		Retail: 0.1%
192,000	C	May Department Stores Co., 3.950%, due 07/15/07	189,384

			189,384

		Savings & Loans: 0.0%
125,000	C	Great Western Financial, 8.206%, due 02/01/27	134,654

			134,654

		Telecommunications: 0.3%
101,000	C	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	136,741
180,000	C	BellSouth Corp., 4.200%, due 09/15/09	176,669
101,000	L, C	BellSouth Corp., 6.000%, due 11/15/34	101,771
92,000	@@	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	104,406

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Telecommunications: 0.3% (continued)
$57,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	$66,930
99,000	L, C	SBC Communications, Inc., 6.150%, due 09/15/34	101,658
88,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	88,155
133,000	@@, L, C	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	132,077

			908,407

		Transportation: 0.0%
100,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	100,520

			100,520

		Total Corporate Bond/Note
		(Cost $17,665,723)	17,591,322

U.S. Government Agency Obligation: 9.1%

		Federal Home Loan Bank: 0.4%
730,000		3.250%, due 12/17/07	712,775
360,000	L	4.125%, due 10/19/07	358,305

			1,071,080

		Federal Home Loan Mortgage Corporation: 2.0%
1,411,000	C	2.700%, due 03/16/07	1,377,853
358,000		4.000%, due 08/17/07	355,995
627,502	C	4.500%, due 12/15/16	622,906
255,889	C	4.500%, due 06/15/17	253,724
429,000	C	5.000%, due 05/15/20	426,923
1,146,372	C	5.500%, due 11/15/18	1,162,368
625,000	W	5.500%, due 10/15/35	625,195
315,000		5.875%, due 03/21/11	332,222
476,908	C	6.000%, due 01/15/29	489,472
206,978		7.000%, due 11/01/31	216,353

			5,863,011

		Federal National Mortgage Association: 6.6%
110,000	C	3.800%, due 01/18/08	108,415
1,054,000	C	3.875%, due 02/01/08	1,038,754
219,000	L	4.250%, due 09/15/07	218,493
296,788		4.500%, due 09/25/16	294,592
267,519		4.500%, due 10/25/17	265,286
696,000	W	4.500%, due 10/15/18	681,645
75,000	W	4.500%, due 10/15/35	71,508
667,000		4.625%, due 10/15/13	668,729
280,973		4.823%, due 08/01/35	279,234
1,894,000	W	5.000%, due 10/15/18	1,889,265
4,496,000	W	5.000%, due 11/15/34	4,397,650
665,000		5.250%, due 08/01/12	684,154
292,775		5.500%, due 02/01/18	297,227
1,164,000	W	5.500%, due 10/15/18	1,181,097
91,000	W	5.500%, due 10/15/18	92,337
561,000	W	5.500%, due 10/15/33	560,825
562,081		5.500%, due 11/01/33	562,558
4,664		6.000%, due 03/01/17	4,800

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 6.6% (continued)
$138,223		6.000%, due 10/01/18	$142,250
71,000	W	6.000%, due 10/15/20	73,019
159,840		6.000%, due 02/01/29	163,013
290,617		6.000%, due 04/25/31	299,762
2,534,000	W	6.000%, due 10/15/34	2,576,761
430,640		6.000%, due 12/01/18	443,185
108,994		6.500%, due 02/01/28	112,605
263,717		6.500%, due 09/01/32	271,807
1,108,000	W	6.500%, due 10/01/31	1,140,548
304,000		6.625%, due 11/15/10	332,777
129,140		7.000%, due 02/01/31	135,216
146,427		7.000%, due 06/01/31	153,317
10,857		7.000%, due 08/01/35	11,367
84,527		7.500%, due 09/01/31	89,485

			19,241,681

		Government National Mortgage Association: 0.1%
46,150		6.500%, due 01/15/29	48,110
113,937		6.500%, due 01/15/32	118,584
8,993		7.000%, due 01/15/28	9,470
11,567		7.000%, due 01/15/28	12,181
47,110		7.000%, due 02/15/28	49,611
50,055		7.000%, due 02/15/28	52,712
8,177		7.000%, due 02/15/28	8,611
5,735		7.000%, due 12/15/27	6,043
101,861		7.500%, due 12/15/23	108,918

			414,240

		Total U.S. Government Agency Obligation
		(Cost $26,801,958)	26,590,012

U.S. Treasury Obligation: 6.2%
		U.S. Treasury Bond: 1.8%
1,569,000	L	5.375%, due 02/15/31	1,758,262
286,000	L	5.500%, due 08/15/28	321,437
754,000	L	6.000%, due 02/15/26	889,485
1,248,000	L	6.250%, due 08/15/23	1,492,677
301,000	C	10.375%, due 11/15/12	338,508
253,000	L, C	13.250%, due 05/15/14	329,355

			5,129,724

		U.S. Treasury Note: 4.4%
5,399,000	L	3.875%, due 09/15/10	5,324,343
591,000	L	4.000%, due 08/31/07	589,177
568,000	L	4.125%, due 08/15/08	567,335
6,213,000	L	4.250%, due 08/15/15	6,176,112
572,000		4.570%, due 05/15/16	355,885

			13,012,852

		Total U.S. Treasury Obligation
		(Cost $18,257,437)	18,142,576

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Asset-Backed Security: 0.9%
		Automobile Asset Backed Securities: 0.3%
$83,000	C	Carmax Auto Owner Trust, 4.210%, due 01/15/10	$82,488
44,000	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	43,055
100,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	98,148
122,139	C	Household Automotive Trust, 2.310%, due 04/17/08	121,399
180,000	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	175,467
68,000	C	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	67,624
270,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	265,261

			853,442

		Credit Card Asset Backed Securities: 0.4%
95,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	94,508
95,000	C	Capital One Master Trust, 4.900%, due 03/15/10	95,636
640,000	C	Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	652,042
325,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	327,873
21,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	21,857
64,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	66,788

			1,258,704

		Home Equity Asset Backed Securities: 0.1%
29,000	+, C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	28,664
28,000	+, C	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	28,000
110,000	C	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	107,993

			164,657

		Other Asset Backed Securities: 0.1%
26,107	C	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	25,937
24,000	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	23,723
33,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 12/31/49	32,743
73,000	C	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	72,011
73,000	C	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	71,697
24,000	C	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	23,880

			249,991

		Total Asset-Backed Security
		(Cost $2,567,143)	2,526,794

Collateralized Mortgage Obligation: 2.5%
		Commercial Mortgage Backed Securities: 1.4%
33,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	32,327
23,000	C	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	22,880
143,000	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	142,996
7,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	6,795
9,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	9,468
200,000	C	Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	193,030
795,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	779,873
68,000	C	CS First Boston Mortgage Securities Corp., 7.780%, due 04/14/62	75,907
380,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	395,862

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Commercial Mortgage Backed Securities: 1.4% (continued)
$220,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	$231,086
905,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	978,659
208,137	C	Ge Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	204,056
10,000	C	Ge Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	9,968
199,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	194,899
87,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	85,216
51,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	49,458
57,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	55,761
10,000	C	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	9,797
10,000	C	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	9,804
6,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	5,971
244,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	255,788
232,000	C	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	255,214

			4,004,815

		Whole Loan Collateral CMO: 1.1%
146,725	C	Banc of America Mortgage Securities, 5.250%, due 11/25/19	146,747
417,203	C	Countrywide Alternative Loan Trust, 5.415%, due 10/25/35	416,551
469,181	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	471,100
231,052	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	229,249
104,453	#, C	GSMPS Mortgage Loan Trust, 3.991%, due 01/25/35	104,860
376,899	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	380,776
932,374	C	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	926,256
333,000	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/35	334,560
213,780	C	Thornburg Mortgage Securities Trust, 4.011%, due 09/25/34	214,340

			3,224,439

		Whole Loan Collateral Support CMO: 0.0%
108,933	C	Banc of America Mortgage Securities, 5.500%, due 11/25/33	108,525

			108,525

		Total Collateralized Mortgage Obligation
		(Cost $7,481,742)	7,337,779

Municipal Bond: 0.1%
		Municipal: 0.1%
70,000	C	City of New York, 5.000%, due 11/01/08	73,553
70,000		City of New York, 5.000%, due 11/01/11	75,380
70,000	C	City of New York, 5.000%, due 11/01/15	75,778
35,000	C	City of New York, 5.000%, due 04/01/35	36,175
65,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10	63,213
60,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14	58,873

			382,972

		Total Municipal Bond
		(Cost $388,523)	382,972

		Total Long-Term Investments
		(Cost $)	284,134,192

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investments: 7.4%
		Commercial Paper: 1.6%
$2,000,000		Edison Asset Securities, 3.670%, due 11/03/05		$1,993,390
2,700,000		Monument Gardens LLC, 3.230%, due 10/11/05		2,697,059

		Total Commercial Paper
		(Cost $4,690,591)		4,690,449

		Repurchase Agreement: 5.8%
16,800,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $16,805,250 to be received upon repurchase (Collateralized by $34,700,000 RFCSP Strip Princal, 0.000%, Market Value plus accrued interest $17,137,636, due 07/15/20) Total Repurchase Agreement		16,800,000

		(Cost $16,800,000)		16,800,000

		Securities Lending Collateralcc:
		The Bank of New York Institutional Cash Reserves Fund		47,306,853

		Total Securities Lending Collateral
		(Cost $47,306,853)		47,306,853

		Total Short-Term Investment
		(Cost $68,798,385)		68,797,302

		Total Investments In Securities
		(Cost $325,564,113)	120.7%	$352,931,494
		Other Assets and Liabilities-Net	(20.7)	(60,407,435)

		Net Assets	100.0%	$292,524,059

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax pruposes is $329,273,534.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount		Value

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$29,382,121
	Gross Unrealized Depreciation	(5,724,161)

	Net Unrealized Appreciation	$23,657,960

Information concerning open futures contracts at September 30, 2005 is shown below:

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
U.S. Long Bond	8	$915,250	12/20/2005	6,946

Information concerning the Credit Default Swap Agreements outstanding for the ING VP Strategic Allocation Balanced Portfolio at September 30, 2005 is shown below:

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)
XL Capital Ltd.
Receive $10,000,000 in the event of default and pay 0.880% Counterparty: Citigroup, Inc.	12/20/2010	I, XX	170,000	$(711)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 87.8%
		Advertising: 0.1%
2,185		Advo, Inc.	$68,369
4,039		Catalina Marketing Corp.	91,847
89	@@	Dentsu, Inc.	253,863

			414,079

		Aerospace/Defense: 2.3%
3,276	@	AAR Corp.	56,282
30,700		Boeing Co.	2,086,065
1,795		DRS Technologies, Inc.	88,601
2,499	L	Engineered Support Systems, Inc.	102,559
10,800		General Dynamics Corp.	1,291,140
2,245		Kaman Corp.	45,910
20,550		Lockheed Martin Corp.	1,254,372
2,528	@	Moog, Inc.	74,627
13,100		Rockwell Collins, Inc.	632,992
2,265	@	Teledyne Technologies, Inc.	78,075
15,700		United Technologies Corp.	813,888

			6,524,511

		Agriculture: 2.0%
31,450		Altria Group, Inc.	2,318,180
42,500	L	Archer-Daniels-Midland Co.	1,048,050
31	@@	Japan Tobacco, Inc.	490,272
17,150		Monsanto Co.	1,076,163
6,400	L	Reynolds American, Inc.	531,328
25,000	@@	Swedish Match AB	299,404

			5,763,397

		Airlines: 0.1%
2,600	@, L	Alaska Air Group, Inc.	75,556
2,888	@, L	Mesa Air Group, Inc.	23,826
3,570		Skywest, Inc.	95,747

			195,129

		Apparel: 1.0%
27,600	@	Coach, Inc.	865,536
632		Haggar Corp.	17,968
2,070		K-Swiss, Inc.	61,210
12,850	L	Nike, Inc.	1,049,588
3,700		Polo Ralph Lauren Corp.	186,110
2,125	@	Quiksilver, Inc.	30,706
4,300	@	Timberland Co.	145,254
7,000		VF Corp.	405,790
3,700		Wolverine World Wide, Inc.	77,885

			2,840,047

		Auto Manufacturers: 0.9%
9,694	@@	DaimlerChrysler AG	517,155
107,900	L	Ford Motor Co.	$1,063,894
35,800	@@	Nissan Motor Co., Ltd.	412,361
3,358	L	Oshkosh Truck Corp.	144,931
8,100	@@	Volvo AB	354,816

			2,493,157

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Auto Parts & Equipment: 0.4%
68,000	@@	Bosch Automotive Systems Corp.	$363,437
13,600	@, L	Goodyear Tire & Rubber Co.	212,024
3,300		Modine Manufacturing Co.	121,044
10,800	@@	NOK Corp.	323,652

			1,020,157

		Banks: 6.8%
8,524	@@	Alpha Bank AE	242,180
74,718	@@	Banca Intesa S.p.A.	349,834
2,400	@@, L	Banco Itau Holding Financeira SA ADR	284,784
101,200		Bank of America Corp.	4,260,510
19,100	@@	Bank of Ireland	301,426
2,500	@@	Bank of Ireland	39,582
7,800	@@	BNP Paribas	595,387
2,116		Central Pacific Financial Corp.	74,441
3,380		Commerce BanCorp, Inc.	103,732
16,800	@@	Commerzbank AG	461,845
29,000	@@	DBS Group Holdings Ltd.	271,824
5,422	@@	Deutsche Bank AG	509,136
980		East-West Bancorp, Inc.	33,359
5,250	@@, L	First Bancorp Puerto Rico	88,830
900		First Midwest Bancorp, Inc.	33,516
1,880		First Republic Bank	66,232
5,980	L	FirstMerit Corp.	160,204
4,160		Fremont General Corp.	90,813
45,165	@@	HBOS PLC	683,070
850		Hudson United Bancorp	35,981
9,400	@@	ICICI Bank Ltd. ADR	265,550
5,900	@@	KBC Groep Holding	479,799
29,200		Keycorp	941,700
4,412		Mercantile Bankshares Corp.	237,719
55	@@	Mitsubishi Tokyo Financial Group, Inc.	721,253
77	@@	Mizuho Financial Group, Inc.	493,054
32,100	L	National City Corp.	1,073,424
2,530	@@	OTP Bank Rt. GDR	200,376
26,825	@@	Royal Bank of Scotland Group PLC	764,287
1,500		South Financial Group, Inc.	40,260
40,000	@@	Sumitomo Trust & Banking Co., Ltd.	331,415
21,900	@@	SunCorp-Metway Ltd.	330,259
7,012		TCF Financial Corp.	187,571
8,350	@@	UBS AG	714,643
1,800		UCBH Holdings, Inc.	32,976
27,150		U.S. BanCorp.	762,372
23,300		Wachovia Corp.	1,108,847
24,950		Wells Fargo & Co.	1,461,322
3,650		Whitney Holding Corp.	98,696
4,540		Wilmington Trust Corp.	165,483

			19,097,692

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Beverages: 2.3%
63,900		Coca-Cola Co.	$2,759,841
5,170	@@	Coca-Cola Hellenic Bottling Co. SA	150,293
39,600	@@	Diageo PLC	571,561
50,800		PepsiCo, Inc.	2,880,868

			6,362,563

		Biotechnology: 0.5%
18,250	@	Amgen, Inc.	1,453,978
6,010	@	Savient Pharmaceuticals, Inc.	22,658

			1,476,636

		Building Materials: 0.3%
2,215		Florida Rock Industries, Inc.	141,959
3,100	@@	Lafarge SA	274,001
3,400	L	Martin Marietta Materials, Inc.	266,764
1,694	@, L	NCI Building Systems, Inc.	69,098

			751,822

		Chemicals: 1.1%
6,000		Chemtura Corp.	74,520
14,650		Dow Chemical Co.	610,466
14,450		E.I. Du Pont EI de Nemours & Co.	566,007
3,396	@	FMC Corp.	194,319
2,320		HB Fuller Co.	72,106
5,110	L	Lyondell Chemical Co.	146,248
2,349		MacDermid, Inc.	61,685
13,200		PPG Industries, Inc.	781,308
8,500	@@, #	Reliance Industries Ltd. GDR	305,915
3,800	@@	Umicore	416,592

			3,229,166

		Coal: 0.1%
1,480		Massey Energy Co.	75,584
2,600	L	Peabody Energy Corp.	219,310

			294,894

		Commercial Services: 1.2%
1,840		Administaff, Inc.	73,122
5,730	@	Career Education Corp.	203,759
1,800	@	ChoicePoint, Inc.	77,706
1,260	@	Consolidated Graphics, Inc.	54,243
2,434		Corporate Executive Board Co.	189,803
5,015	@	Education Management Corp.	161,684
10,500		Equifax, Inc.	366,870
3,660	@	Korn/Ferry Intl.	59,987
3,435	@	Labor Ready, Inc.	88,108
20,350		McKesson Corp.	965,608

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 1.2% (continued)
2,565		Pharmaceutical Product Development, Inc.	$147,513
925	L	Pre-Paid Legal Services, Inc.	35,798
95,400	@@	Rentokil Initial PLC	279,556
12,800		Robert Half International, Inc.	455,552
4,124	@	Sotheby’s Holdings	68,953
860	@, L	Vertrue, Inc.	31,261

			3,259,523

		Computers: 3.9%
2,950		Agilysys, Inc.	49,678
2,889	@	Anteon Intl. Corp.	123,534
33,900	@	Apple Computer, Inc.	1,817,379
1,250	@	Brooktrout, Inc.	16,213
1,655	@	CACI Intl., Inc.	100,293
5,599	@, L	Cadence Design Systems, Inc.	90,480
2,775	@, L	Cognizant Technology Solutions Corp.	129,287
75,650	@	Dell, Inc.	2,587,215
3,900	@	DST Systems, Inc.	213,837
90,450		Hewlett-Packard Co.	2,641,140
23,700		International Business Machines Corp.	1,901,214
595	@, L	Kronos, Inc.	26,561
2,185	@	Micros Systems, Inc.	95,594
1,675		MTS Systems Corp.	63,265
2,430	@	Radiant Systems, Inc.	25,078
3,620	@, L	Sandisk Corp.	174,665
9,320	@, L	Synopsys, Inc.	176,148
15,034	@@	Tietoenator OYJ	507,822
13,782	@, L	Western Digital Corp.	178,201

			10,917,604

		Cosmetics/Personal Care: 0.8%
37,250	L	Procter & Gamble Co.	2,214,885

			2,214,885

		Distribution/Wholesale: 0.4%
880		Building Materials Holding Corp.	82,007
12,700		Genuine Parts Co.	544,830
1,055		SCP Pool Corp.	36,851
43,000	@@	Sumitomo Corp.	457,216
650	@, L	United Stationers, Inc.	31,109

			1,152,013

		Diversified Financial Services: 3.0%
18,700		American Express Co.	1,074,127
8,132	@, L	AmeriCredit Corp.	194,111
14,900		CIT Group, Inc.	673,182
14,200		Fannie Mae	636,444
7,000		Goldman Sachs Group, Inc.	851,060
122,000	@@	Hong Kong Exchanges and Clearing Ltd.	418,940
4,400	L	IndyMac Bancorp, Inc.	174,152
2,853	@, L	Investment Technology Group	84,449
2,252		Legg Mason, Inc.	247,022

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 3.0% (continued)
12,600		Lehman Brothers holdings, Inc.	$1,467,648
13,350		Merrill Lynch & Co., Inc.	819,023
16,150		Morgan Stanley	871,131
23,950	@, L	Providian Financial Corp.	423,436
1		Raymond James Financial, Inc.	32
1,740	@@	SFCG Co., Ltd.	451,568

			8,386,325

		Electric: 2.5%
13,500	@@	Chubu Electric Power Co., Inc.	330,320
21,400	@	CMS Energy Corp.	352,030
7,400	L	Dominion Resources, Inc.	637,436
31,200		Edison Intl.	1,475,136
6,200	@@	E.ON AG	573,232
13,800		Exelon Corp.	737,472
17,000	@@	Fortum OYJ	342,284
3,735		SCANA Corp.	157,766
17,400		TXU Corp.	1,964,112
3,900	L	Wisconsin Energy Corp.	155,688
4,548		WPS Resources Corp.	262,874

			6,988,350

		Electrical Components & Equipment: 0.2%
3,718	@	Energizer Holdings, Inc.	210,811
28,000	@@	Sumitomo Electric Industries Ltd.	379,719

			590,530

		Electronics: 0.7%
6,674	@	Arrow Electronics, Inc.	209,297
8,766	@	Avnet, Inc.	214,329
2,420	@	Coherent, Inc.	70,858
2,480	@, L	Cymer, Inc.	77,674
1,405	@, L	Flir Systems, Inc.	41,560
2,900	@@	Hoya Corp.	96,886
8,700	@, @@	Hoya Corp.	296,294
1,730	@	Itron, Inc.	78,992
19,700	@@	Koninklijke Philips Electronics NV	527,161
71,405	@, L	Solectron Corp.	279,194
1,070	@, L	Trimble Navigation Ltd.	36,048
3,374	@	Varian, Inc.	115,796
153		Woodward Governor Co.	13,013

			2,057,102

		Engineering & Construction: 0.4%
7,300	@@	Bouygues	340,295
1,200	@	EMCOR Group, Inc.	71,160
1,500	@	Shaw Group, Inc.	36,990
77,000	@@	Taisei Corp.	317,351
820	@	URS Corp.	33,120
3,800	@@	Vinci SA	328,413

			1,127,329

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Entertainment: 0.3%
1,835	@	Argosy Gaming Co.	$86,227
42,742	@@	Aristocrat Leisure Ltd.	387,774
65,000	@@	Hilton Group PLC	362,500
2,744		International Speedway Corp.	143,978

			980,479

		Environmental Control: 0.0%
2,610		Republic Services, Inc.	92,107
1,015	@, L	Waste Connections, Inc.	35,606

			127,713

		Food: 1.0%
2,700	@@	Colruyt SA	353,015
1,465		Corn Products International, Inc.	29,549
3,000	@	Dean Foods Co.	116,580
3,295	L	Flowers Foods, Inc.	89,888
4,749		Hormel Foods Corp.	156,670
6		J&J Snack Foods Corp.	347
1,214		Nash Finch Co.	51,219
1,897	@	Ralcorp Holdings, Inc.	79,522
9,455	L	SUPERVALU, Inc.	294,240
45,300	@@	Unilever PLC	475,253
1,320		Whole Foods Market, Inc.	177,474
13,000		WM Wrigley Jr. Co.	934,440

			2,758,197

		Gas: 0.3%
4,108		Atmos Energy Corp.	116,051
120,800	@@	Centrica PLC	526,780
1,470	L	Energen Corp.	63,592
2,000		Northwest Natural Gas Co.	74,440
1,935	@, L	Southern Union Co.	49,865
4,910		UGI Corp.	138,217

			968,945

		Hand/Machine Tools: 0.2%
6,200		Black & Decker Corp.	508,958

			508,958

		Healthcare — Products: 1.8%
1,660	@, L	Advanced Neuromodulation Systems, Inc.	78,784
3,600		Beckman Coulter, Inc.	194,328
955		Cooper Cos., Inc.	73,163
4,208		Dentsply Intl., Inc.	227,316
1,935	@	Haemonetics Corp.	91,971
1,590	@, L	Hologic, Inc.	91,823
740	@, L	Idexx Laboratories, Inc.	49,491
45,050		Johnson & Johnson	2,850,764
1,960	L	LCA-Vision, Inc.	72,755

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare — Products: 1.8% (continued)
18,300		Medtronic, Inc.	$981,246
780		Mentor Corp.	42,908
735	@, L	Resmed, Inc.	58,543
3,670	@	Respironics, Inc.	154,801
588		Vital Signs, Inc.	27,101

			4,994,994

		Healthcare — Services: 3.0%
15,700		Aetna, Inc.	1,352,398
5,200	@, L	Community Health Systems, Inc.	201,812
7,900	@	Coventry Health Care, Inc.	679,558
4,600	@@	Fresenius Medical Care AG	420,595
5,600	@	Health Net, Inc.	264,992
11,800	@	Humana, Inc.	564,984
5,280	@, L	Lincare Holdings, Inc.	216,744
3,745	@, L	Odyssey HealthCare, Inc.	63,553
3,850	@	Pacificare Health Systems, Inc.	307,153
500	@	Pediatrix Medical Group, Inc.	38,410
1,610	@, L	Sierra Health Services	110,881
41,800		UnitedHealth Group, Inc.	2,349,160
24,200	@	WellPoint, Inc.	1,834,844

			8,405,084

		Holding Companies — Diversified: 0.1%
89,000	@@	Citic Pacific Ltd.	249,344

			249,344

		Home Builders: 0.2%
2,640	L	Lennar Corp.	157,766
570	L	MDC Holdings, Inc.	44,967
410	@, L	Meritage Homes Corp.	31,431
200	@, L	NVR, Inc.	176,990
1,260		Standard-Pacific Corp.	52,303
2,500	@, L	Toll Brothers, Inc.	111,675

			575,132

		Home Furnishings: 0.1%
2,006	@, L	Audiovox Corp.	28,044
1,325		Harman Intl. Industries, Inc.	135,508

			163,552

		Household Products/Wares: 0.4%
5,620	L	American Greetings	153,988
11,300		Clorox Co.	627,602

			781,590

		Housewares: 0.0%
2,500		Toro Co.	91,900

			91,900

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 6.2%
19,777	@@	ACE Ltd	$930,903
28,700		Allstate Corp.	1,586,823
3,955		American Financial Group, Inc.	134,193
39,250		American Intl. Group, Inc.	2,431,930
11,900		Chubb Corp.	1,065,645
2,655	@@, L	Everest Re Group Ltd.	259,925
3,473		Fidelity National Financial, Inc.	154,618
5,157		First American Corp.	235,520
16,300		Hartford Financial Services Group, Inc.	1,257,871
4,372		Horace Mann Educators Corp.	86,478
1,265	L	LandAmerica Financial Group, Inc.	81,782
143,600	@@	Legal & General Group PLC	288,544
12,700		Lincoln National Corp.	660,654
9,943		Loews Corp.	918,833
2,600		Mercury General Corp.	155,974
32,600	L	Metlife, Inc.	1,624,458
6,900	L	MGIC Investment Corp.	442,980
3,764		Old Republic Intl. Corp.	100,386
1,135	@, L	Philadelphia Consolidated Holding Co.	96,362
5,221		PMI Group, Inc.	208,161
20,000	L	Principal Financial Group	947,400
1,992	@	ProAssurance Corp.	92,967
4,479		Protective Life Corp.	184,445
31,700	@@	QBE Insurance Group Ltd.	452,507
4,400		Radian Group, Inc.	233,640
1,658		RLI Corp.	76,699
1,815		Selective Insurance Group	88,754
31,800		St. Paul Cos.	1,426,866
1,445		Stewart Information Services Corp.	73,984
6,790	@@	Swiss Reinsurance Co.	448,150
2,305		UICI	82,980
5,857	L	W.R. Berkley Corp.	231,234
1,425		Zenith National Insurance Corp.	89,333
2,020	@, @@	Zurich Financial Services AG	346,150

			17,497,149

		Internet: 1.0%
18,000	@, L	eBay, Inc.	741,600
3,000	@, L	Internet Security Systems	72,030
4,692	@	Macromedia, Inc.	190,824
8,180	@, L	McAfee, Inc.	257,016
9,200	@	Monster Worldwide, Inc.	282,532
60,400	@, L	Symantec Corp.	1,368,664
500	@	Websense, Inc.	25,605

			2,938,271

		Iron/Steel: 0.4%
420	L	Cleveland-Cliffs, Inc.	36,586
12,300		Nucor Corp.	725,577
87,000	@@	Sumitomo Metal Industries Ltd.	306,591

			1,068,754

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.3%
7,600	L	Carnival Corp.	$379,848
2,500	@, L	Multimedia Games, Inc.	24,275
2,145		Polaris Industries, Inc.	106,285
6,200	@@	Sankyo Co. Ltd	328,303

			838,711

		Machinery — Construction & Mining: 0.1%
2,990		JLG Industries, Inc.	109,404
1,600		Joy Global, Inc.	80,736

			190,140

		Machinery — Diversified: 0.1%
2,075		Applied Industrial Technologies, Inc.	74,451
1,000		Briggs & Stratton Corp.	34,590
850		Cognex Corp.	25,560
985		IDEX Corp.	41,912

			176,513

		Media: 2.2%
33,000	@, L	Comcast Corp.	969,540
21,800		McGraw-Hill Cos., Inc.	1,047,272
22,900	@@	Mediaset S.p.A.	271,924
36,800		News Corp., Inc.	573,712
70,550		Time Warner, Inc.	1,277,661
23,750		Viacom, Inc.	783,988
12,467	@@	Vivendi Universal SA	409,194
31,350		Walt Disney Co.	756,476
150		Washington Post	120,375

			6,210,142

		Metal Fabricate/Hardware: 0.2%
1,110		Commercial Metals Co.	37,451
5,860		Precision Castparts Corp.	311,166
1,498		Quanex Corp.	99,198

			447,815

		Mining: 1.0%
13,500	@@	Anglo American PLC	404,191
29,300	@@	BHP Billiton Ltd.	500,402
13,100	L	Freeport-McMoRan Copper & Gold, Inc.	636,529
48,000	@@	Mitsui Mining & Smelting Co., Ltd.	280,167
7,100	L	Phelps Dodge Corp.	922,503

			2,743,792

		Miscellaneous Manufacturing: 3.1%
11,900		3M Co.	872,984
1,997		Aptargroup, Inc.	99,471
18,000		Danaher Corp.	968,940

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 3.1% (continued)
5,120		Donaldson Co. Inc.	$156,314
159,650		General Electric Co.	5,375,416
24,100	@@	Ingersoll-Rand Co.	921,343
2,513		Lancaster Colony Corp.	108,059
1,720		Roper Industries, Inc.	67,579
2,603	L	Teleflex, Inc.	183,512

			8,753,618

		Office Furnishings: 0.1%
5,078	L	Herman Miller, Inc.	153,863
3,331		HNI, Corp.	200,593
4,590	@	Interface, Inc.	37,913

			392,369

		Office/Business Equipment: 0.2%
8,100	@@	Canon, Inc.	440,275

			440,275

		Oil & Gas: 9.6%
16,600	L	Burlington Resources, Inc.	1,349,912
54,302		ChevronTexaco Corp.	3,514,968
3,550	@, L	Cimarex Energy Co.	160,922
37,600		ConocoPhillips	2,628,616
19,550		Devon Energy Corp.	1,341,912
21,500	@@	ENI-Ente Nazionale Idrocarburi S.p.A.	639,776
119,500		Exxon Mobil Corp.	7,593,030
3,485	@	Forest Oil Corp.	181,569
2,830		Frontier Oil Corp.	125,511
3,240		Helmerich & Payne, Inc.	195,664
16,900		Marathon Oil Corp.	1,164,917
5,800	@	Newfield Exploration Co.	284,780
7,200		Noble Energy, Inc.	337,680
3,060	@@	Norsk Hydro ASA	342,179
16,200		Occidental Petroleum Corp.	1,383,966
2,700	@@	Petroleo Brasileiro SA ADR	193,023
1,615	@	Petroleum Development Corp.	61,919
2,900		Pioneer Natural Resources Co.	159,268
3,500	L	Pogo Producing Co.	206,290
1,890	@, L	Remington Oil & Gas Corp.	78,435
12,800	@@	Repsol YPF SA	414,815
31,940	@@	Royal Dutch Shell PLC	1,106,369
1,620	@	Southwestern Energy Co.	118,908
3,016		St. Mary Land & Exploration Co.	110,386
1,545	@, L	Stone Energy Corp.	94,307
8,900		Sunoco, Inc.	695,980
1,872	@, L	Swift Energy Co.	85,644
3,400	@@	Total SA	928,462
2,300	@	Unit Corp.	127,144
12,250		Valero Energy Corp.	1,384,985
2,800		Vintage Petroleum, Inc.	127,848

			27,139,185

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas Services: 0.2%
3,100	@	Cooper Cameron Corp.	$229,183
9,550	@, @@	Petroleum Geo-Services ASA	304,916

			534,099

		Pharmaceuticals: 4.2%
22,700		Abbott Laboratories	962,480
8,050	L	Amerisourcebergen Corp.	622,265
5,000	@	Barr Laboratories, Inc.	274,600
21,350		Cardinal Health, Inc.	1,354,444
16,600		Eli Lilly & Co.	888,432
11,000	@	Express Scripts, Inc.	684,200
42,000	@@	GlaxoSmithKline PLC	1,074,603
11,700	@	Hospira, Inc.	479,349
17,600	@	King Pharmaceuticals, Inc.	270,688
1,200		Medicis Pharmaceutical	39,072
3,400	@@	Merck KGaA	286,739
2,200	L	Omnicare, Inc.	123,706
111,550		Pfizer, Inc.	2,785,404
6,230	@@	Roche Holding AG	869,096
300	@	Sepracor, Inc.	17,697
10,600	@@	Takeda Chemical Industries Ltd.	635,598
6,900	@@, L	Teva Pharmeceutical Industries Ltd. ADR	230,598
7,200		Wyeth	333,144

			11,932,115

		Pipelines: 0.2%
4,000		Equitable Resources, Inc.	156,240
6,020		Questar Corp.	530,482

			686,722

		Real Estate: 0.3%
35,000	@@	Cheung Kong Holdings Ltd.	396,444
16,100	@@	Leopalace21 Corp.	391,395

			787,839

		Real Estate Investment Trust: 0.1%
810		Colonial Properties Trust	36,029
2,290		Developers Diversified Realty Corp.	106,943
440		Essex Property Trust, Inc.	39,600
1,135	L	New Century Financial Corp.	41,166

			223,738

		Retail: 6.7%
1,795		Abercrombie & Fitch Co.	89,481
2,250	@	Advance Auto Parts	87,030
7,940		American Eagle Outfitters	186,828
4,055		Barnes & Noble, Inc.	152,874
24,000		Best Buy Co., Inc.	1,044,720
5,220	L	Brinker Intl., Inc.	196,063
3,600		Casey’s General Stores, Inc.	83,520

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 6.7% (continued)
2,190		Cato Corp.	$43,647
2,270	@	CEC Entertainment, Inc.	72,095
3,670	@, L	Chico’s FAS, Inc.	135,056
1,590	@, L	Childrens Place	56,668
6,765		Claire’s Stores, Inc.	163,239
10,650		Darden Restaurants, Inc.	323,441
6,200	@@	Don Quijote Co., Ltd.	399,281
21,400	@@	Enterprise Inns PLC	319,352
16,000		Federated Department Stores	1,069,920
1,007	@	GameStop Corp.	28,589
1,810	@, L	Genesco, Inc.	67,404
470	@, L	Guitar Center, Inc.	25,949
23,500	@@	GUS PLC	355,575
2,700	@	Hibbett Sporting Goods, Inc.	60,075
31,500		Home Depot, Inc.	1,201,410
18,550		JC Penney Co., Inc.	879,641
80,707	@@	Kingfisher PLC	308,966
1,620	L	Landry’s Restaurants, Inc.	47,466
1,860	L	Longs Drug Stores Corp.	79,775
11,750		Lowe’s Cos., Inc.	756,700
51,400		McDonald’s Corp.	1,721,386
3,137	@, L	Men’s Wearhouse, Inc.	83,758
7,110		Michaels Stores, Inc.	235,057
2,480	L	Movie Gallery, Inc.	25,767
958	L	Neiman-Marcus Group, Inc.	95,752
18,200		Nordstrom, Inc.	624,624
6,900	@, L	O’Reilly Automotive, Inc.	194,442
23,200	@	Office Depot, Inc.	689,040
6,100	@	Pacific Sunwear of California	130,784
1,720	@, L	Panera Bread Co.	88,030
1,100	@, L	Papa John’s Intl., Inc.	55,132
6,640	@, L	Payless Shoesource, Inc.	115,536
2,790	@, L	Select Comfort Corp.	55,744
2,480	@, L	ShopKo Stores, Inc.	63,290
2,666		Sonic Automotive, Inc.	59,239
1,195	@	Sonic Corp.	32,683
47,700		Staples, Inc.	1,016,964
5,800	@	Starbucks Corp.	290,580
32,000	@@	Takashimaya Co., Ltd.	409,346
13,750		Target Corp.	714,038
2,475	@	Too, Inc.	67,889
670	@, L	Tractor Supply Co.	30,586
37,600		Wal-Mart Stores, Inc.	1,647,632
41,100		Walgreen Co.	1,785,795
8,700		Wendy’s Intl., Inc.	392,805
2,300	@, L	Williams-Sonoma, Inc.	88,205
1,000	@, L	Zale Corp.	27,180

			18,976,049

		Savings & Loans: 0.6%
1,905		Anchor Bancorp Wisconsin, Inc.	56,159
1,400	L	Downey Financial Corp.	85,260
1,334	@, L	FirstFed Financial Corp.	71,783
38,700	L	Washington Mutual, Inc.	1,517,814

			1,731,016

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 2.7%
22,000	@, @@	ASML Holding NV	$363,623
20,300	@	Broadcom Corp.	952,273
2,510	@	DSP Group, Inc.	64,407
3,294	@	Exar Corp.	46,182
92,150		Intel Corp.	2,271,498
7,490	@, L	Lam Research Corp.	228,220
9,326	@	MEMC Electronic Materials, Inc.	212,540
9,690	L	Microchip Technology, Inc.	291,863
1,250	@	Microsemi Corp.	31,925
25,800		National Semiconductor Corp.	678,540
720	@@	Samsung Electronics Co., Ltd. GDR	205,510
1,250	@	Supertex, Inc.	37,488
60,200		Texas Instruments, Inc.	2,040,780
12,808	@	Triquint Semiconductor, Inc.	45,084
700	@, L	Varian Semiconductor Equipment Associates, Inc.	29,659

			7,499,592

		Software: 3.3%
4,100	@	Activision, Inc.	83,845
1,650	@, L	Advent Software, Inc.	44,451
2,215		Ansys, Inc.	85,255
17,300	@	Autodesk, Inc.	803,412
16,300	@	BMC Software, Inc.	343,930
640	@, L	Cerner Corp.	55,635
12,400	@	Citrix Systems, Inc.	311,736
26,000	@	Compuware Corp.	247,000
3,492	@, L	Dun & Bradstreet Corp.	230,018
2,785	@, L	Filenet Corp.	77,702
670		Global Payments, Inc.	52,072
825	@	Hyperion Solutions Corp.	40,136
13,700	@	Intuit, Inc.	613,897
2,742	@	JDA Software Group, Inc.	41,624
138,750		Microsoft Corp.	3,570,038
2,119	@	MRO Software, Inc.	35,684
28,200	@	Novell, Inc.	210,090
148,050	@	Oracle Corp.	1,834,340
15,300	@, L	Parametric Technology Corp.	106,641
2,520	@	Progress Software Corp.	80,060
2,895	@	Serena Software, Inc.	57,697
1,615	@	SPSS, Inc.	38,760
1,625		SS&C Technologies, Inc.	59,540
6,400	@, L	Sybase, Inc.	149,888
3,730	@, L	Transaction Systems Architects, Inc.	103,881

			9,277,332

		Telecommunications: 4.6%
699	@	Anixter Intl., Inc.	28,191
1,477		Black Box Corp.	61,975
25,800	L	CenturyTel, Inc.	902,484
96,700	@	Cisco Systems, Inc.	1,733,831
815		Commonwealth Telephone Enterprises, Inc.	30,726

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 4.6% (continued)
1,600	@	Comtech Telecommunications	$66,352
33,600	@@	Deutsche Telekom AG	614,235
16,210	@@	Elisa OYJ	281,413
6,407	L	Harris Corp.	267,813
3,720	@, @@	Hellenic Telecommunications Organization SA	74,672
89,900		Motorola, Inc.	1,985,891
76	@@	Nippon Telegraph & Telephone Corp.	377,582
89,000	@@	Oki Electric Industry Co., Ltd.	304,364
24,250		Qualcomm, Inc.	1,085,188
160,800	@@	Telecom Italia S.p.A.	449,258
118,000	@@	Telefonaktiebolaget LM Ericsson	435,309
17,100	@@	Telekom Austria AG	341,722
11,800	@@	Telekomunikasi Indonesia Tbk PT ADR	245,558
1,450	L	Telephone & Data Systems, Inc.	56,550
110,000		Verizon Communications, Inc.	3,595,900

			12,939,014

		Toys/Games/Hobbies: 0.1%
1,257	@	Department 56	15,713
11,951		Hasbro, Inc.	234,837
2,505	@, L	JAKKS Pacific, Inc.	40,656

			291,206

		Transportation: 1.6%
1,760	@	C.H. Robinson Worldwide, Inc.	112,851
3,431		CNF INC	180,128
16,600		CSX Corp.	771,568
20,400	@@	Deutsche Post AG	479,482
101	@@	East Japan Railway Co.	578,353
100	L	Expeditors Intl. Washington, Inc.	5,678
3,008		Landstar System, Inc.	120,410
26,881		Norfolk Southern Corp.	1,090,293
2,385	L	Overseas Shipholding Group, Inc.	139,117
16,800		United Parcel Service, Inc.	1,161,384

			4,639,264

		Trucking & Leasing: 0.1%
3,754		GATX Corp.	148,471

			148,471

		Water: 0.2%
10,059	@@	Veolia Environnement	426,615

			426,615

		Total Common Stock (Cost $212,256,113)	246,957,428

Preferred Stock: 0.1%
		Banks: 0.1%
14	@, #, C	DG Funding Trust	149,888

			149,888

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 0.0%
1,500	@, C	National Rural Utilities Cooperative Finance Corp.	$36,630

			36,630

		Household Products/Wares
2,900	@@	Henkel KGaA	264,823

			264,823

		Insurance: 0.0%
4,200	@, C	Metlife, Inc.	106,470

			106,470

		Telecommunications: 0.0%
46	@, @@, #	Centaur Funding Corp.	60,116

			60,116

		Total Preferred Stock
		(Cost $355,730)	617,927

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Corporate Bond/Note: 1.9%
		Auto Manufacturers: 0.0%
$75,000	+	General Motors Corp., 4.470%, due 03/15/36	$19,500

			19,500

		Banks: 0.6%
80,000	@@, C	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	68,094
42,000	@@, #	Banco Santander Chile SA, 4.148%, due 12/09/09	41,862
31,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	34,928
59,000	@@, C	Bank of Ireland, 4.170%, due 12/29/49	50,609
50,000	@@, C	Bank of Nova Scotia, 4.250%, due 08/21/85	42,224
20,000	@@	Bank of Scotland, 3.750%, due 11/30/49	17,300
71,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	76,091
55,000	@@, #, C, L	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	53,036
34,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	35,835
50,000	@@, C	Den Norske Bank ASA, 4.186%, due 08/29/49	42,125
95,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	95,813
120,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	102,900
70,000	@@, C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	60,234
66,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	64,607
45,000	C	Mellon Capital I, 7.720%, due 12/01/26	48,083
35,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	37,911
50,000	@@, C	National Australia Bank Ltd., 4.492%, due 10/29/49	45,109
23,000	C	NB Capital Trust II, 7.830%, due 12/15/26	24,612
22,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	23,793
53,000		PNC Funding Corp., 4.500%, due 03/10/10	52,422
102,000	#, C, L	Rabobank Capital Funding II, 5.260%, due 12/29/49	102,455
130,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	111,809
50,000	@@	Societe Generale, 3.625%, due 11/29/49	44,540
130,000	@@, C	Standard Chartered PLC, 3.750%, due 11/29/49	105,300
50,000	@@, C	Standard Chartered PLC, 4.467%, due 07/29/49	40,375
12,000	@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	12,666
75,000		Wachovia Corp., 5.500%, due 08/01/35	73,433
50,000	@@, C	Westpac Banking Corp., 4.369%, due 09/30/49	42,667

			1,550,833

		Beverages: 0.1%
80,000	@@, C, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	95,400
23,000	@@, C	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	23,256

			118,656

		Chemicals: 0.0%
17,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	17,187
20,000		Stauffer Chemical, 5.480%, due 04/15/10	15,968
50,000		Stauffer Chemical, 7.500%, due 04/15/17	26,628

			59,783

		Diversified Financial Services: 0.5%
17,097	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	17,383
57,211	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	60,327

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

$86,848	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	$87,283
90,000	@@, #, C	BTM Curacao Holdings NV, 4.760%, due$07/21/15	88,343
45,000	C	Citigroup Capital II, 7.750%, due 12/01/36	47,742
88,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	94,102
20,000	@@, C	Financiere CSFB NV, 4.188%, due 03/29/49	17,422
57,000		Goldman Sachs Group, Inc., 4.070%, due 03/02/10	57,090
54,000	L	HSBC Finance Corp., 5.000%, due 06/30/15	53,209
41,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	54,854
26,000		International Lease Finance Corp., 5.000%, due 04/15/10	26,119
52,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	55,352
58,000	C, L	JPM Capital Trust II, 7.950%, due 02/01/27	62,366
93,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	93,311
42,000	@@, C	Paribas, 4.045%, due 12/31/49	36,061
36,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	35,834
45,000	@@, #, C	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	44,871
113,293	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	113,991
100,000	@@, #, C	Prefered Term Services, 4.460%, due 03/23/35	100,375
83,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	84,171
400,000	#	Toll Road Investment, 4.180%, due 02/15/45	48,494
53,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	58,125

			1,336,825

		Electric: 0.2%
74,000	C	Consumers Energy Co., 4.250%, due 04/15/08	72,982
7,000	@@	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	7,709
47,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	54,989
69,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	67,971
59,000	C	Enterprise Capital Trust II, 5.240%, due 06/30/28	58,535
39,000	#, C	Pinnacle West Energy Corp., 4.565%, due 04/01/07	39,000
40,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	40,878
14,094		PPL Montana LLC, 8.903%, due 07/02/20	16,363
25,435	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	26,390

			384,817

		Food: 0.0%
89,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	91,309

			91,309

		Insurance: 0.1%
51,000		Prudential Financial, Inc., 4.104%, due 11/15/06	50,661
101,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	108,230

			158,891

		Media: 0.0%
46,000	C	Cox Communications, Inc., 6.850%, due 01/15/18	49,503

			49,503

		Multi-National: 0.0%
35,000	@@	Corp Andina de Fomento, 5.125%, due 05/05/15	34,522

			34,522

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Oil & Gas: 0.1%
$46,000	C, L	Amerada Hess Corp., 6.650%, due 08/15/11	$49,763
52,000	@@, #, L	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	49,935
11,000	@@, #	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	11,902
34,000	@@, C, L	Nexen, Inc., 5.200%, due 03/10/15	33,841
88,000	#	Pemex Project Funding Master Trust, 5.170%, due 06/15/10	91,784
53,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	54,458
36,000	C	Valero Energy Corp., 6.125%, due 04/15/07	36,751
44,000	C, L	Valero Energy Corp., 7.500%, due 04/15/32	53,277

			381,711

		Pipelines: 0.0%
59,000		Duke Capital LLC, 4.331%, due 11/16/06	58,711
22,000	C	KN Capital Trust III, 7.630%, due 04/15/28	24,936

			83,647

		Real Estate: 0.0%
76,000	C	EOP Operating LP, 7.750%, due 11/15/07	80,494

			80,494

		Real Estate Investment Trust: 0.2%
141,000		Health Care Property Investors, Inc., 4.875%, due 09/15/10	138,988
19,000	C	Liberty Property LP, 6.375%, due 08/15/12	20,151
59,000	C	Liberty Property LP, 7.750%, due 04/15/09	64,283
54,000	C	Simon Property Group LP, 4.875%, due 03/18/10	53,907
105,000	C	Simon Property Group LP, 6.375%, due 11/15/07	108,175

			385,504

		Retail: 0.0%
72,000	C, L	May Department Stores Co., 3.950%, due 07/15/07	71,017

			71,017

		Savings & Loans: 0.0%
47,000	C	Great Western Financial, 8.206%, due 02/01/27	50,630

			50,630

		Telecommunications: 0.1%
39,000	C	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	52,801
68,000	C	BellSouth Corp., 4.200%, due 09/15/09	66,742
39,000	C, L	BellSouth Corp., 6.000%, due 11/15/34	39,298
35,000	@@	Deutsche Telekom International Finance BV, 8.500%, due 06/15/10	39,720
21,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	24,658
37,000	C, L	SBC Communications, Inc., 6.150%, due 09/15/34	37,993
33,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	33,058
51,000	@@, C, L	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	50,646

			344,916

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Transportation: 0.0%
$56,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	$56,291

			56,291

		Total Corporate Bond/Note
		(Cost $5,288,854)	5,258,849

U.S. Government Agency Obligation: 3.7%
		Federal Home Loan Bank: 0.1%
280,000	L	3.250%, due12/17/07	273,393
140,000		4.125%, due 10/19/07	139,341

			412,734

		Federal Home Loan Mortgage Corporation: 0.7%
486,000	C	2.700%, due 03/16/07	474,583
1,000		3.875%, due 06/15/08	987
138,000	L	4.000%, due 08/17/07	137,227
215,239	C	4.500%, due 12/15/16	213,663
87,722	C	4.500%, due 06/15/17	86,980
185,000	C	5.000%, due 05/15/20	184,105
495,233	C	5.500%, due 11/15/18	502,143
152,000		5.875%, due 03/21/11	160,310
208,647	C	6.000%, due 01/15/29	214,144

			1,974,142

		Federal National Mortgage Association: 2.8%
205,000		3.800%, due 01/18/08	202,046
407,000		3.875%, due 02/01/08	401,113
83,000	L	4.250%, due 09/15/07	82,808
101,795		4.500%, due 09/25/16	101,041
178,346		4.500%, due 10/25/17	176,857
847,000		4.500%, due 10/15/18	829,531
32,000	W	4.500%, due 10/15/35	30,510
257,000		4.625%, due 10/15/13	257,666
98,990		4.823%, due 08/01/35	98,378
944,000		5.000%, due 10/15/18	941,640
1,290,000		5.000%, due 11/15/34	1,261,780
255,000		5.250%, due 08/01/12	262,345
123,866		5.500%, due 02/01/18	125,750
601,860		5.500%, due 10/15/18	610,700
166,982		5.500%, due 11/01/33	167,123
788,000		5.500%, due 10/15/35	787,754
156,067		6.000%, due 08/01/16	160,614
135,320		6.000%, due 10/01/08	138,299
93,000	W	6.000%, due 10/15/20	95,645
129,599		6.000%, due 04/25/31	133,678
136,000		6.000%, due 10/15/34	138,295
59,921		6.500%, due 04/01/27	61,925
378,000		6.500%, due 10/01/31	389,104
117,000		6.625%, due 11/15/10	128,075
14,524		7.000%, due 12/01/27	15,236
194,068		7.000%, due 02/01/31	203,200
2,961		7.000%, due 08/01/35	3,100
39,245		7.500%, due 09/01/31	41,546

			7,845,759

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Government National Mortgage Association: 0.1%
$36,637		6.500%, due 01/15/29	$38,193
29,909		6.500%, due 01/15/32	31,128
11,620		7.000%, due 04/15/26	12,258
10,220		7.000%, due 04/15/26	10,781
1,441		7.000%, due 01/15/28	1,517
36,798		7.000%, due 02/15/28	38,752

			132,629

		Total U.S. Government Agency Obligation	10,365,264

		(Cost $10,453,751)
U.S. Treasury Obligation: 2.7%
		U.S. Treasury Bond: 2.3%
1,033,000	L	3.875%, due 09/15/10	1,018,716
830,000	L	4.125%, due 08/15/08	829,028
2,573,000	L	4.250%, due 08/15/15	2,557,724
1,029,000	L	5.375%, due 02/15/31	1,153,124
114,000	L	5.500%, due 08/15/28	128,125
258,000	L	6.000%, due 02/15/26	304,360
245,000	L	6.250%, due 08/15/23	293,033
116,000	C	10.375%, due 11/15/12	130,455
98,000	L, C	13.250%, due 05/15/14	127,576

			6,542,141

		U.S. Treasury Note: 0.3%
962,000	L	4.000%, due 08/31/07	959,032

			959,032

		U.S. Treasury STRIP: 0.1%
219,000		0.000%, due 05/15/16	136,257

			136,257

		Total U.S. Treasury Obligation	7,637,430

		(Cost $7,658,676)
Asset-Backed Security: 0.3%
		Automobile Asset Backed Securities: 0.1%
64,000	C	Carmax Auto Owner Trust, 4.210%, due 01/15/10	63,605
39,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	38,278
52,000	C	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	51,712
120,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	117,894

			271,489

		Credit Card Asset Backed Securities: 0.1%
45,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	44,767
42,000	C	Capital One Master Trust, 4.900%, due 03/15/10	42,281
130,000	C	Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	132,446
140,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	141,238
12,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	12,490
25,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	26,089

			399,311

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Home Equity Asset Backed Securities: 0.0%
$16,000	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	$15,815
25,000	C	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	25,000
45,000	C	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	44,179

			84,994

		Other Asset Backed Securities: 0.1%
76,412	C	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	75,913
70,000	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	69,192
25,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	24,806
6,000	C	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	5,919
6,000	C	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	5,893
19,000	C	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	18,905

			200,628

		Total Asset-Backed Security
		(Cost $972,963)	956,422

Collateralized Mortgage Obligation: 0.9%
		Commercial Mortgage Backed Securities: 0.5%
36,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	35,266
11,000	C	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	10,904
25,000	C	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	24,870
53,000	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	52,999
69,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	66,748
73,000	C	Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	70,456
350,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	343,340
30,000	C	CS First Boston Mortgage Securities Corp., 7.776%, due 04/15/62	33,488
166,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	172,929
50,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	52,520
400,000	C	DLJ Commerial Mortgage Corp., 7.300%, due 06/10/32	432,557
73,360	C	Ge Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	71,921
10,000	C	Ge Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	9,806
54,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	52,887
28,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	27,426
11,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	11,528
28,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	27,154
19,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	18,587

			1,515,386

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Whole Loan Collateralized Mortgage Obligations: 0.4%
$50,853	C	Banc of America Mortgage Securities, 5.250%, due 11/25/19	$50,861
110,727	C	Countrywide Alternative Loan Trust, 5.415%, due 10/25/35	110,554
154,951	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	155,585
81,347	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	80,712
35,393	#	GSMPS Mortgage Loan Trust, 4.180%, due 01/25/35	35,531
128,404	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	129,725
318,921	C	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	316,828
142,000	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/35	142,665
72,980	C	Thornburg Mortgage Securities Trust, 4.200%, due 09/25/34	73,171

			1,095,632

		Whole Loan Collateralized Support CMO: 0.0%
43,721	C	Banc of America Mortgage Securities, 5.500%, due 11/25/33	43,557

			43,557

		Total Collateralized Mortgage Obligation
		(Cost $2,711,201)	2,654,575

Municipal Bond: 0.1%
		Municipal: 0.1%
25,000		City of New York, 5.000%, due 11/01/08	26,269
25,000		City of New York, 5.000%, due 11/01/11	26,922
25,000	C	City of New York, 5.000%, due 11/01/15	27,064
15,000	C	City of New York, 5.000%, due 04/01/35	15,504
20,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10	19,450
20,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14	19,623

			134,832

		Total Municipal Bond	134,832

		(Cost $136,674)

		Total Long-Term Investments:
		(Cost $239,833,962)	$274,582,727

Short-Term Investment: 16.4%
		Repurchase Agreement: 4.1%
11,555,000
Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750% due 10/03/05, $11,558,611 to be received upon repurchase (Collateralized by $23,155,000 various Resolution Funding Corporation, 8.125%-8.875%, Market value plus accrued interest $11,787,541, due 10/15/19-07/15/20)

			11,555,000

		Total Repurchase Agreement
		(Cost $11,555,000)	11,555,000

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

$34,401,165		Securities Lending Collateralcc: 12.3%
		The Bank of New York Institutional Cash Reserves		$34,401,165

		Total Securities Lending CollateralCC
		(Cost $34,401,165)		34,401,165

		Total Short-Term Investments		45,956,165

		(Cost $45,956,165)
		Total Investments In Securities
		(Cost $285,790,127)*	113.9%	$320,274,069
		Other Assets and Liabilities-Net	(13.9)	(38,996,837)

		Net Assets	100.0%	$281,277,232

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $289,863,573.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$33,667,022
		Gross Unrealized Depreciation		(3,256,526)

		Net Unrealized Appreciation		$30,410,496

Information concerning the Credit Default Swap Agreements outstanding for the ING VP Strategic Allocation Growth Portfolio at September 30, 2005 is shown below:

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)
XL Capital Ltd.
Receive $10,000,000 in the event of default and pay 0.880%
Counterparty:	12/20/2010	I, XX	65,000	$(272)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 47.7%
		Advertising: 0.1%
1,216		Advo, Inc.	$38,049
1,110		Catalina Marketing Corp.	25,241
15	@@	Dentsu, Inc.	42,786

			106,076

		Aerospace/Defense: 1.4%
1,799	@	AAR Corp.	30,907
9,600		Boeing Co.	652,320
947		DRS Technologies, Inc.	46,744
1,340		Engineered Support Systems, Inc.	54,994
3,200		General Dynamics Corp.	382,560
1,265		Kaman Corp.	25,869
6,350		Lockheed Martin Corp.	387,604
1,340	@	Moog, Inc.	39,557
4,100		Rockwell Collins, Inc.	198,112
1,300	@	Teledyne Technologies, Inc.	44,811
4,900		United Technologies Corp.	254,016

			2,117,494

		Agriculture: 1.1%
9,800		Altria Group, Inc.	722,358
13,150	L	Archer-Daniels-Midland Co.	324,279
6	@@	Japan Tobacco, Inc.	94,891
5,300		Monsanto Co.	332,575
2,000	L	Reynolds America, Inc.	166,040
4,200	@@	Swedish Match AB	50,300

			1,690,443

		Airlines: 0.1%
737	@, L	Alaska Air Group, Inc.	21,417
1,606	@	Mesa Air Group, Inc.	13,250
2,015		Skywest, Inc.	54,042

			88,709

		Apparel: 0.6%
8,300	@	Coach, Inc.	260,288
288		Haggar Corp.	8,188
1,195		K-Swiss, Inc.	35,336
3,900		Nike, Inc.	318,552
1,030		Polo Ralph Lauren Corp.	51,809
1,177	@	Quiksilver, Inc.	17,008
1,190	@	Timberland Co.	40,198
2,100		VF Corp.	121,737
1,982		Wolverine World Wide, Inc.	41,721

			894,837

		Auto Manufacturers: 0.4%
1,815	@@	DaimlerChrysler AG	96,827
33,900	L	Ford Motor Co.	334,254
6,400	@@	Nissan Motor Co., Ltd.	73,718
1,878		Oshkosh Truck Corp.	81,054
1,500	@@	Volvo AB	65,707

			651,560

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Auto Parts & Equipment: 0.1%
12,000	@@	Bosch Corp.	$64,136
4,200	@, L	Goodyear Tire & Rubber Co.	65,478
940		Modine Manufacturing Co.	34,479
2,000	@@	NOK Corp.	59,936

			224,029

		Banks: 3.2%
1,588	@@	Alpha Bank AE	45,118
14,038	@@	Banca Intesa S.p.A.	65,727
400	@@, L	Banco Itau Holding Financeira SA ADR	47,464
31,650		Bank of America Corp.	1,332,465
3,900	@@	Bank of Ireland	61,747
1,400	@@	BNP Paribas	106,864
1,191	L	Central Pacific Financial Corp.	41,899
937		Commerce BanCorp, Inc.	28,757
3,000	@@	Commerzbank AG	82,472
5,000	@@	DBS Group Holdings Ltd.	46,866
1,019	@@	Deutsche Bank AG	95,686
620		East-West Bancorp, Inc.	21,105
2,870	@@, L	First Bancorp Puerto Rico	48,560
490		First Midwest Bancorp, Inc.	18,248
1,012		First Republic Bank	35,653
1,650	L	FirstMerit Corp.	44,204
2,264		Fremont General Corp.	49,423
8,328	@@	HBOS PLC	125,952
520		Hudson United Bancorp	22,012
1,800	@@	ICICI Bank Ltd. ADR	50,850
1,100	@@	KBC Groep Holding	89,454
9,100		Keycorp	293,475
1,181		Mercantile Bankshares Corp.	63,632
10	@@	Mitsubishi Tokyo Financial Group, Inc.	131,137
14	@@	Mizuho Financial Group, Inc.	89,646
10,300	L	National City Corp.	344,432
470	@@	OTP Bank Rt. GDR	37,224
4,800	@@	Royal Bank of Scotland Group PLC	136,760
820		South Financial Group, Inc.	22,009
7,000	@@, L	Sumitomo Trust & Banking Co., Ltd.	57,998
4,200	@@	SunCorp.-Metway Ltd.	63,337
1,939		TCF Financial Corp.	51,868
1,530	@@	UBS AG	130,947
300		UCBH Holdings, Inc.	5,496
8,400		U.S. BanCorp.	235,872
7,450	L	Wachovia Corp.	354,546
7,700		Wells Fargo & Co.	450,989
2,010		Whitney Holding Corp.	54,350
1,268		Wilmington Trust Corp.	46,219

			5,030,463

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Beverages: 1.2%
19,950		Coca-Cola Co.	$861,641
910	@@	Coca-Cola Hellenic Bottling Co.	26,454
7,200	@@	Diageo PLC	103,920
15,850		PepsiCo, Inc.	898,854

			1,890,869

		Biotechnology: 0.3%
5,800	@	Amgen, Inc.	462,086
3,337	@	Savient Pharmaceuticals, Inc.	12,580

			474,666

		Building Materials: 0.2%
1,235		Florida Rock Industries, Inc.	79,151
600	@@	Lafarge SA	53,032
930	L	Martin Marietta Materials, Inc.	72,968
957	@	NCI Building Systems, Inc.	39,036

			244,187

		Chemicals: 0.6%
1,650		Chemtura Corp.	20,493
4,550		Dow Chemical Co.	189,599
4,800		E.I. Du Pont de Nemours & Co.	188,016
974	@	FMC Corp.	55,732
1,274		H.B. Fuller Co.	39,596
1,421	L	Lyondell Chemical Co.	40,669
1,277		MacDermid, Inc.	33,534
4,150		PPG Industries, Inc.	245,639
1,500	@@, #	Reliance Industries Ltd. GDR	53,985
700	@@	Umicore	76,741

			944,004

		Coal: 0.1%
812		Massey Energy Co.	41,469
720	L	Peabody Energy Corp.	60,732

			102,201

		Commercial Services: 0.7%
1,040		Administaff, Inc.	41,330
1,610	@	Career Education Corp.	57,252
500	@	ChoicePoint, Inc.	21,585
672	@	Consolidated Graphics, Inc.	28,930
673		Corporate Executive Board Co.	52,481
1,386	@	Education Management Corp.	44,685
2,950		Equifax, Inc.	103,073
1,133	@	Korn/Ferry Intl.	18,570
1,896	@	Labor Ready, Inc.	48,632
6,600		McKesson Corp.	313,170
1,416	@	Pharmaceutical Product Development, Inc.	81,434

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.7% (continued)
534	L	Pre-Paid Legal Services, Inc.	$20,666
16,100	@@	Rentokil Initial PLC	47,179
4,000		Robert Half Intl., Inc.	142,360
1,127	@	Sotheby’s Holdings	18,843
530	@, L	Vertrue, Inc.	19,266

			1,059,456

		Computers: 2.2%
1,613		Agilysys, Inc.	27,163
803	@	Anteon Intl. Corp.	34,336
10,400	@	Apple Computer, Inc.	557,544
675	@	Brooktrout, Inc.	8,755
927	@	CACI Intl., Inc.	56,176
1,532	@, L	Cadence Design Systems, Inc.	24,757
757	@	Cognizant Technology Solutions Corp.	35,269
23,600	@	Dell, Inc.	807,120
1,080	@, L	DST Systems, Inc.	59,216
28,250		Hewlett-Packard Co.	824,900
7,450		International Business Machines Corp.	597,639
390	@, L	Kronos, Inc.	17,410
1,271	@, L	Micros Systems, Inc.	55,606
927		MTS Systems Corp.	35,013
1,340	@	Radiant Systems, Inc.	13,829
1,002	@, L	SanDisk Corp.	48,347
2,577	@	Synopsys, Inc.	48,705
2,801	@@	Tietoenator OYJ	94,613
3,791	@, L	Western Digital Corp.	49,018

			3,395,416

		Cosmetics/Personal Care: 0.4%
11,450	L	Procter & Gamble Co.	680,817

			680,817

		Distribution/Wholesale: 0.2%
490		Building Materials Holding Corp.	45,663
4,100		Genuine Parts Co.	175,890
532		SCP Pool Corp.	18,583
8,000	@@, L	Sumitomo Corp.	85,063
400	@, L	United Stationers, Inc.	19,144

			344,343

		Diversified Financial Services: 1.6%
5,800		American Express Co.	333,152
2,257	@, L	AmeriCredit Corp.	53,875
4,800		CIT Group, Inc.	216,864
4,400		Fannie Mae	197,208
2,200		Goldman Sachs Group, Inc.	267,476
22,000	@@	Hong Kong Exchanges and Clearing Ltd.	75,547
1,220	L	IndyMac Bancorp, Inc.	48,288
1,586	@, L	Investment Technology Group	46,946
625		Legg Mason, Inc.	68,556
4,000		Lehman Brothers Holdings, Inc.	465,920

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 1.6% (continued)
4,150		Merrill Lynch & Co., Inc.	$254,603
5,100		Morgan Stanley	275,094
6,800	@	Providian Financial Corp.	120,224
290	@@	SFCG Co,. Ltd.	75,261

			2,499,014

		Electric: 1.3%
2,400	@@	Chubu Electric Power Co., Inc.	58,724
6,700	@	CMS Energy Corp.	110,215
2,200	L	Dominion Resources, Inc.	189,508
9,700		Edison Intl.	458,616
1,100	@@	E.ON AG	101,702
4,350		Exelon Corp.	232,464
3,400	@@	Fortum OYJ	68,457
1,048		SCANA Corp.	44,268
5,400		TXU Corp.	609,552
1,070	L	Wisconsin Energy Corp.	42,714
1,247	L	WPS Resources Corp.	72,077

			1,988,297

		Electrical Components & Equipment: 0.1%
1,021	@, L	Energizer Holdings, Inc.	57,891
5,000	@@	Sumitomo Electric Industries Ltd.	67,807

			125,698

		Electronics: 0.4%
1,846	@	Arrow Electronics, Inc.	57,891
2,299	@	Avnet, Inc.	56,211
1,340	@, L	Coherent, Inc.	39,235
1,410	@, L	Cymer, Inc.	44,161
786	@, L	Flir Systems, Inc.	23,250
2,000	@@	Hoya Corp.	67,789
920	@	Itron, Inc.	42,007
3,700	@@	Koninklijke Philips Electronics NV	99,010
22,098	@, L	Solectron Corp.	86,403
540	@	Trimble Navigation Ltd.	18,193
947	@	Varian, Inc.	32,501
86		Woodward Governor Co.	7,314

			573,965

		Engineering & Construction: 0.2%
1,300	@@	Bouygues	60,600
680	@	EMCOR Group, Inc.	40,324
870	@	Shaw Group, Inc.	21,454
14,000	@@	Taisei Corp.	57,700
460	@	URS Corp.	18,579
700	@@, L	Vinci SA	60,497

			259,154

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Entertainment: 0.1%
997	@	Argosy Gaming Co.	$46,849
7,680	@@	Aristocrat Leisure Ltd.	69,676
12,100	@@	Hilton Group PLC	67,481
759		International Speedway Corp.	39,825

			223,831

		Environmental Control: 0.0%
717		Republic Services, Inc.	25,303
535	@, L	Waste Connections, Inc.	18,768

			44,071

		Food: 0.5%
500	@@	Colruyt SA	65,373
804		Corn Products Intl., Inc.	16,217
820	@, L	Dean Foods Co.	31,865
1,845		Flowers Foods, Inc.	50,332
1,332		Hormel Foods Corp.	43,943
3		J&J Snack Foods Corp.	173
682		Nash Finch Co.	28,774
1,103	@	Ralcorp Holdings, Inc.	46,238
3,221	L	SUPERVALU, Inc.	100,238
8,400	@@	Unilever PLC	88,126
360		Whole Foods Market, Inc.	48,402
4,000		Wm. Wrigley Jr. Co.	287,520

			807,201

		Gas: 0.2%
2,275		Atmos Energy Corp.	64,269
21,600	@@	Centrica PLC	94,192
807		Energen Corp.	34,911
1,120		Northwest Natural Gas Co.	41,686
1,076	@, L	Southern Union Co.	27,729
2,729		UGI Corp.	76,821

			339,608

		Hand/Machine Tools: 0.1%
1,950		Black & Decker Corp.	160,076

			160,076

		Healthcare — Products: 1.1%
920	@, L	Advanced Neuromodulation Systems, Inc.	43,663
1,000		Beckman Coulter, Inc.	53,980
530		Cooper Cos., Inc.	40,603
1,154		Dentsply Intl., Inc.	62,339
1,092	@	Haemonetics Corp.	51,903
870	@	Hologic, Inc.	50,243
390	@	Idexx Laboratories, Inc.	26,083
14,000		Johnson & Johnson	885,920
1,060	L	LCA-Vision, Inc.	39,347
5,700		Medtronic, Inc.	305,634
450		Mentor Corp.	24,755
400	@, L	Resmed, Inc.	31,860

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare — Products: 1.1% (continued)
2,025	@	Respironics, Inc.	$85,415
347		Vital Signs, Inc.	15,993

			1,717,738

		Healthcare — Services: 1.7%
4,900		Aetna, Inc.	422,086
1,440	@	Community Health Systems, Inc.	55,886
2,500	@	Coventry Health Care, Inc.	215,050
800	@@, L	Fresenius Medical Care AG	73,147
1,540	@	Health Net, Inc.	72,873
3,900	@	Humana, Inc.	186,732
1,524	@	Lincare Holdings, Inc.	62,560
2,042	@, L	Odyssey HealthCare, Inc.	34,653
1,058	@	Pacificare Health Systems, Inc.	84,407
290	@	Pediatrix Medical Group, Inc.	22,278
851	@	Sierra Health Services	58,608
13,000		UnitedHealth Group, Inc.	730,600
7,400	@	WellPoint, Inc.	561,068

			2,579,948

		Holding Companies — Diversified: 0.0%
16,000	@@	Citic Pacific Ltd.	44,826

			44,826

		Home Builders: 0.2%
742	L	Lennar Corp.	44,342
340		MDC Holdings, Inc.	26,823
240	@, L	Meritage Homes Corp.	18,398
115	@, L	NVR, Inc.	101,769
690	L	Standard-Pacific Corp.	28,642
650	@, L	Toll Brothers, Inc.	29,036

			249,010

		Home Furnishings: 0.0%
1,082	@	Audiovox Corp.	15,126
372		Harman Intl. Industries, Inc.	38,044

			53,170

		Household Products/Wares: 0.2%
1,499	L	American Greetings Corp.	41,073
3,500		Clorox Co.	194,390
500	@@	Henkel KGaA	45,659

			281,122

		Housewares: 0.0%
1,377		Toro Co.	50,619

			50,619

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 3.5%
6,403	@@	ACE Ltd	$301,389
9,000		Allstate Corp.	497,610
1,084		American Financial Group, Inc.	36,780
12,250		American Intl. Group, Inc.	759,010
3,700		Chubb Corp.	331,335
752	@@	Everest Re Group Ltd.	73,621
956		Fidelity National Financial, Inc.	42,561
1,435		First American Corp.	65,536
5,100		Hartford Financial Services Group, Inc.	393,567
1,207		Horace Mann Educators Corp.	23,874
712	L	Landamerica Financial Group, Inc.	46,031
27,100	@@	Legal & General Group PLC	54,454
4,000		Lincoln National Corp.	208,080
3,108		Loews Corp.	287,210
720		Mercury General Corp.	43,193
10,150		Metlife, Inc.	505,775
2,200	L	MGIC Investment Corp.	141,240
1,054		Old Republic Intl. Corp.	28,110
622	@, L	Philadelphia Consolidated Holding Co.	52,808
1,447		PMI Group, Inc.	57,692
6,300	L	Principal Financial Group	298,431
1,075	@	ProAssurance Corp.	50,170
1,248		Protective Life Corp.	51,393
5,600	@@	QBE Insurance Group Ltd.	79,938
1,230	L	Radian Group, Inc.	65,313
909		RLI Corp.	42,050
992		Selective Insurance Group	48,509
9,800		St. Paul Cos.	439,726
783		Stewart Information Services Corp.	40,090
1,260	@@	Swiss Reinsurance	83,162
1,288	L	UICI	46,368
1,631		W.R. Berkley Corp.	64,392
794		Zenith National Insurance Corp.	49,776
360	@, @@	Zurich Financial Services AG	61,690

			5,370,884

		Internet: 0.6%
5,500	@, L	eBay, Inc.	226,600
1,640	@, L	Internet Security Systems	39,376
1,304	@	Macromedia, Inc.	53,034
2,267	@, L	McAfee, Inc.	71,229
2,900	@	Monster Worldwide, Inc.	89,059
18,950	@, L	Symantec Corp.	429,407
260	@	Websense, Inc.	13,315

			922,020

		Iron/Steel: 0.2%
260	L	Cleveland-Cliffs, Inc.	22,649
3,800		Nucor Corp.	224,162
16,000	@@	Sumitomo Metal Industries Ltd.	56,384

			303,195

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.2%
2,200	L	Carnival Corp.	$109,956
1,450	@, L	Multimedia Games, Inc.	14,079
1,183	L	Polaris Industries, Inc.	58,618
1,100	@@	Sankyo Co. Ltd	58,247

			240,900

		Machinery — Construction & Mining: 0.0%
1,630		JLG Industries, Inc.	59,642
450		Joy Global, Inc.	22,707

			82,349

		Machinery — Diversified: 0.1%
1,115		Applied Industrial Technologies, Inc.	40,006
570		Briggs & Stratton Corp.	19,716
520		Cognex Corp.	15,636
573		IDEX Corp.	24,381

			99,739

		Media: 1.2%
10,300	@, L	Comcast Corp.	302,614
7,000		McGraw-Hill Cos, Inc.	336,280
4,300	@@	Mediaset S.p.A.	51,060
11,500		News Corp., Inc.	179,285
21,750		Time Warner, Inc.	393,892
7,350		Viacom, Inc.	242,623
2,343	@@	Vivendi Universal SA	76,902
9,700		Walt Disney Co.	234,061
30		Washington Post	24,075

			1,840,792

		Metal Fabricate/Hardware: 0.1%
640		Commercial Metals Co.	21,594
1,604		Precision Castparts Corp.	85,172
849		Quanex Corp.	56,221

			162,987

		Mining: 0.4%
2,400	@@	Anglo American PLC	71,856
5,200	@@	BHP Billiton Ltd.	88,809
4,100	L	Freeport-McMoRan Copper & Gold, Inc.	199,219
9,000	@@	Mitsui Mining & Smelting Co. Ltd.	52,531
2,200	L	Phelps Dodge Corp.	285,846

			698,261

		Miscellaneous Manufacturing: 1.8%
3,700		3M Co.	271,432
1,101		Aptargroup, Inc.	54,841
5,600		Danaher Corp.	301,448
1,404		Donaldson Co., Inc.	42,864
49,850		General Electric Co.	1,678,449

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 1.8% (continued)
7,500	@@	Ingersoll-Rand Co.	$286,725
690		Lancaster Colony Corp.	29,670
910		Roper Industries, Inc.	35,754
733	L	Teleflex, Inc.	51,676

			2,752,859

		Office Furnishings: 0.1%
1,411		Herman Miller, Inc.	42,753
928		HNI, Corp.	55,884
2,508	@	Interface, Inc.	20,716

			119,353

		Office/Business Equipment: 0.0%
1,400	@@	Canon, Inc.	76,097

			76,097

		Oil & Gas: 5.3%
5,150	L	Burlington Resources, Inc.	418,798
16,727		ChevronTexaco Corp.	1,082,739
1,931	@, L	Cimarex Energy Co.	87,532
11,800		ConocoPhillips	824,938
6,000		Devon Energy Corp.	411,840
3,900	@@	ENI S.p.A.	116,052
37,200		Exxon Mobil Corp.	2,363,688
955	@	Forest Oil Corp.	49,755
1,528		Frontier Oil Corp.	67,767
873		Helmerich & Payne, Inc.	52,720
5,300		Marathon Oil Corp.	365,329
1,590	@	Newfield Exploration Co.	78,069
2,000		Noble Energy, Inc.	93,800
520	@@	Norsk Hydro ASA	58,148
5,100		Occidental Petroleum Corp.	435,693
500	@@	Petroleo Brasileiro SA ADR	35,745
816	@, L	Petroleum Development Corp.	31,285
810		Pioneer Natural Resources Co.	44,485
950	L	Pogo Producing Co.	55,993
999	@, L	Remington Oil & Gas Corp.	41,458
2,400	@@	Repsol YPF SA	77,778
5,768	@@	Royal Dutch Shell PLC	199,798
912	@	Southwestern Energy Co.	66,941
1,687		St. Mary Land & Exploration Co.	61,744
877	@, L	Stone Energy Corp.	53,532
2,800		Sunoco, Inc.	218,960
1,013	@	Swift Energy Co.	46,345
600	@@	Total SA	163,846
1,250	@	Unit Corp.	69,100
3,800		Valero Energy Corp.	429,628
1,520		Vintage Petroleum, Inc.	69,403

			8,172,909

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas Services: 0.1%
830	@	Cooper Cameron Corp.	$61,362
1,750	@, @@	Petroleum Geo-Services ASA	55,875

			117,237

		Pharmaceuticals: 2.3%
7,100		Abbott Laboratories	301,040
2,500	L	AmerisourceBergen Corp.	193,250
1,389	@	Barr Pharmaceuticals, Inc.	76,284
6,900		Cardinal Health, Inc.	437,736
5,200		Eli Lilly & Co.	278,304
3,400	@	Express Scripts, Inc.	211,480
7,500	@@	GlaxoSmithKline PLC	191,893
3,600	@	Hospira, Inc.	147,492
5,500	@	King Pharmaceuticals, Inc.	84,590
660		Medicis Pharmaceutical	21,490
600	@@	Merck KGaA	50,601
580	L	Omnicare, Inc.	32,613
34,700		Pfizer, Inc.	866,459
1,130	@@	Roche Holding AG	157,637
200	@	Sepracor, Inc.	11,798
1,900	@@, L	Takeda Chemical Industries Ltd.	113,928
1,400	@@, L	Teva Pharmaceutical Industries Ltd. ADR	46,788
6,300		Wyeth	291,501

			3,514,884

		Pipelines: 0.1%
1,120		Equitable Resources, Inc.	43,747
1,692		Questar Corp.	149,099

			192,846

		Real Estate: 0.1%
6,000	@@	Cheung Kong Holdings Ltd.	67,962
3,000	@@	Leopalace21 Corp.	72,931

			140,893

		Real Estate Investment Trust: 0.1%
490		Colonial Properties Trust	21,795
600		Developers Diversified Realty Corp.	28,020
270		Essex Property Trust, Inc.	24,300
628	L	New Century Financial Corp.	22,778

			96,893

		Retail: 3.8%
478		Abercrombie & Fitch Co.	23,828
615	@	Advance Auto Parts	23,788
2,216		American Eagle Outfitters	52,142
1,129		Barnes & Noble, Inc.	42,563
7,550		Best Buy Co., Inc.	328,651
1,434	@, L	Brinker Intl., Inc.	53,861
1,970		Casey’s General Stores, Inc.	45,704
1,201		Cato Corp.	23,936
1,293	@	CEC Entertainment, Inc.	41,066

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 3.8% (continued)
1,023	@	Chico’s FAS, Inc.	$37,646
930	@, L	Children’s Place	33,145
1,886		Claire’s Stores, Inc.	45,509
3,300		Darden Restaurants, Inc.	100,221
1,100	@@	Don Quijote Co., Ltd.	70,840
3,900	@@	Enterprise Inns Plc	58,200
4,800		Federated Department Stores	320,976
534	@	GameStop Corp.	15,160
950	@, L	Genesco, Inc.	35,378
270	@, L	Guitar Center, Inc.	14,907
4,400	@@	GUS PLC	66,576
1,545	@, L	Hibbett Sporting Goods, Inc.	34,376
9,850		Home Depot, Inc.	375,679
5,800		JC Penney Co., Inc.	275,036
15,168	@@	Kingfisher PLC	58,067
950	L	Landry’s Restaurants, Inc.	27,835
1,043	L	Longs Drug Stores Corp.	44,734
3,400		Lowe’s Cos., Inc.	218,960
16,100		McDonald’s Corp.	539,189
1,752	@, L	Men’s Wearhouse, Inc.	46,778
1,970		Michaels Stores, Inc.	65,128
1,340	L	Movie Gallery, Inc.	13,923
278	L	Neiman-Marcus Group, Inc.	27,786
5,600		Nordstrom, Inc.	192,192
1,920	@	O’Reilly Automotive, Inc.	54,106
7,200	@	Office Depot, Inc.	213,840
1,690	@	Pacific Sunwear of California	36,234
970	@	Panera Bread Co.	49,645
610	@, L	Papa John’s Intl., Inc.	30,573
1,881	@, L	Payless Shoesource, Inc.	32,729
1,600	@, L	Select Comfort Corp.	31,968
1,344	@, L	ShopKo Stores, Inc.	34,299
1,493		Sonic Automotive, Inc.	33,174
672	@	Sonic Corp.	18,379
14,800		Staples, Inc.	315,536
1,800	@	Starbucks Corp.	90,180
6,000	@@	Takashimaya Co. Ltd.	76,752
4,300	L	Target Corp.	223,299
1,342	@	Too, Inc.	36,811
360	@, L	Tractor Supply Co.	16,434
11,750		Wal-Mart Stores, Inc.	514,885
12,800		Walgreen Co.	556,160
2,700		Wendy’s Intl., Inc.	121,905
680	@, L	Williams-Sonoma, Inc.	26,078
540	@, L	Zale Corp.	14,677

			5,881,444

		Savings & Loans: 0.4%
1,055		Anchor Bancorp Wisconsin, Inc.	31,101
790	L	Downey Financial Corp.	48,111
725	L	FirstFed Financial Corp.	39,012
12,000	L	Washington Mutual, Inc.	470,640

			588,864

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 1.5%
4,400	@, @@	ASML Holding NV	$72,725
6,400	@	Broadcom Corp.	300,224
1,350	@	DSP Group, Inc.	34,641
1,807	@	Exar Corp.	25,334
28,250		Intel Corp.	696,362
2,056	@, L	Lam Research Corp.	62,646
2,578	@	MEMC Electronic Materials, Inc.	58,753
2,663		Microchip Technology, Inc.	80,210
670	@, L	Microsemi Corp.	17,112
7,900		National Semiconductor Corp.	207,770
130	@@	Samsung Electronics Co. Ltd. GDR	37,106
698	@	Supertex, Inc.	20,933
18,850		Texas Instruments, Inc.	639,015
3,559	@	Triquint Semiconductor, Inc.	12,528
400	@, L	Varian Semiconductor Equipment Associates, Inc.	16,948

			2,282,307

		Software: 2.0%
1,120	@	Activision, Inc.	22,904
444	@, L	Advent Software, Inc.	11,961
1,210	@	Ansys, Inc.	46,573
5,200		Autodesk, Inc.	241,488
5,100	@	BMC Software, Inc.	107,610
360	@, L	Cerner Corp.	31,295
3,900	@	Citrix Systems, Inc.	98,046
9,100	@	Compuware Corp.	86,450
974	@	Dun & Bradstreet Corp.	64,157
1,604	@, L	Filenet Corp.	44,752
360		Global Payments, Inc.	27,979
407	@	Hyperion Solutions Corp.	19,801
4,300	@	Intuit, Inc.	192,683
1,494	@	JDA Software Group, Inc.	22,679
43,350		Microsoft Corp.	1,115,395
1,329	@	MRO Software, Inc.	22,380
8,700	@, L	Novell, Inc.	64,815
46,050	@	Oracle Corp.	570,559
5,300	@, L	Parametric Technology Corp.	36,941
1,452	@	Progress Software Corp.	46,130
1,587	@	Serena Software, Inc.	31,629
888	@	SPSS, Inc.	21,312
897		SS&C Technologies, Inc.	32,866
1,836	@, L	Sybase, Inc.	42,999
1,023	@, L	Transaction Systems Architects, Inc.	28,491

			3,031,895

		Telecommunications: 2.3%
393	@	Anixter Intl., Inc.	15,850
811		Black Box Corp.	34,030
8,100	L	CenturyTel, Inc.	283,338
29,250	@	Cisco Systems, Inc.	524,452
410		Commonwealth Telephone Enterprises, Inc.	15,457
900	@	Comtech Telecommunications	37,323
6,300	@@	Deutsche Telekom AG	115,169

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 2.3% (continued)
3,142	@@	Elisa OYJ	$54,546
1,778		Harris Corp.	74,320
700	@, @@	Hellenic Telecommunications Organization SA	14,051
28,200		Motorola, Inc.	622,938
14	@@	Nippon Telegraph & Telephone Corp.	69,555
15,000	@@	Oki Electric Industry Co., Ltd.	51,297
7,400		Qualcomm, Inc.	331,150
29,100	@@	Telecom Italia S.p.A.	81,302
21,000	@@	Telefonaktiebolaget LM Ericsson	77,470
3,200	@@	Telekom Austria AG	63,948
2,200	@@	Telekomunikasi Indonesia Tbk PT ADR	45,782
445	L	Telephone & Data Systems, Inc.	17,355
34,200		Verizon Communications, Inc.	1,117,998

			3,647,331

		Toys/Games/Hobbies: 0.1%
719	@	Department 56	8,987
3,729		Hasbro, Inc.	73,275
1,472	@, L	JAKKS Pacific, Inc.	23,891

			106,153

		Transportation: 0.8%
495		C.H. Robinson Worldwide, Inc.	31,739
959		CNF, Inc.	50,347
5,200		CSX Corp.	241,696
3,700	@@	Deutsche Post AG	86,965
18	@@, L	East Japan Railway Co.	103,073
100	L	Expeditors Intl. Washington, Inc.	5,678
1,668		Landstar System, Inc.	66,770
8,276		Norfolk Southern Corp.	335,675
657	L	Overseas Shipholding Group	38,323
5,200		United Parcel Service, Inc.	359,476

			1,319,742

		Trucking & Leasing: 0.0%
1,031		GATX Corp.	40,776

			40,776

		Water: 0.0%
1,778	@@	Veolia Environnement	75,407

			75,407

		Total Common Stock
		(Cost $63,616,992)	73,815,935

Preferred Stock:	0.6%
		Banks: 0.2%
34	@, #, C	DG Funding Trust	364,012

			364,012

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 0.1%
4,450	@, C	National Rural Utilities Cooperative Finance Corp.	$108,669

			108,669

		Insurance: 0.2%
10,650	@, C	Metlife, Inc.	269,978

			269,978

		Telecommunications: 0.1%
110	@, @@, #	Centaur Funding Corp.	143,756

			143,756

		Total Preferred Stock
		(Cost $893,612)	886,415

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Corporate Bond/Note: 8.8%
		Auto Manufacturers: 0.0%
$185,000	+	General Motors Corp., 4.470%, due 03/15/36	$48,100

			48,100

		Banks: 2.6%
190,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	161,722
131,000	@@, #	Banco Santander Chile SA, 4.148%, due 12/09/09	130,570
91,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	102,529
140,000	@@, C	Bank of Ireland, 4.170%, due 12/29/49	120,090
120,000	@@, C	Bank of Nova Scotia, 4.250%, due 08/21/85	101,338
40,000	@@	Bank of Scotland, 3.750%, due 11/30/49	34,600
175,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	187,548
131,000	@@, #, C, L	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	126,322
90,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	94,857
110,000	@@, C	Den Norske Bank ASA, 4.186%, due 08/29/49	92,675
226,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	227,935
330,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	282,975
170,000	@@, C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	146,283
181,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	177,180
123,000	C	Mellon Capital I, 7.720%, due 12/01/26	131,427
90,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	97,485
120,000	@@, C	National Australia Bank Ltd., 3.514%, due 10/29/49	108,261
64,000	C	NB Capital Trust II, 7.830%, due 12/15/26	68,487
59,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	63,808
138,000		PNC Funding Corp., 4.500%, due 03/10/10	136,496
242,000	@@, #, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	243,079
116,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/01/49	114,713
300,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	258,021
120,000	@@, C	Societe Generale, 3.625%, due 11/29/49	106,895
300,000	@@, C, L	Standard Chartered PLC, 3.750%, due 11/29/49	243,000
120,000	@@, C	Standard Chartered PLC, 3.813%, due 07/29/49	96,900
29,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	30,610
179,000		Wachovia Corp., 5.500%, due 08/01/35	175,261
110,000	@@, C	Westpac Banking Corp., 4.369%, due 09/30/49	93,867

			3,954,934

		Beverages: 0.2%
189,000	@@, C, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	225,383
57,000	@@, C	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	57,635

			283,018

		Chemicals: 0.1%
41,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	41,451
50,000		Stauffer Chemical, 5.480%, due 04/15/10	39,920
100,000		Stauffer Chemical, 7.500%, due 04/15/17	53,256

			134,627

		Diversified Financial Services: 2.4%
49,239	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	50,062
157,824	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	166,418
100,000	#, C	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	102,996

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 2.4% (continued)
$100,000	#, C	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	$103,117
97,000	@@, C	BNP Paribas, 4.045%, due 12/31/49	83,285
55,000	@@, #	Bosphorus Financial Services Ltd., 5.590%, due 02/15/12	53,441
258,615	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	259,908
212,000	@@, #, C	BTM Curacao Holdings NV, 4.760%, due 07/21/15	208,097
121,000	C	Citigroup Capital II, 7.750%, due 12/01/36	128,373
232,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	248,088
50,000	@@, C	Financiere CSFB NV, 4.187%, due 03/29/49	43,556
135,000	L	Goldman Sachs Group, Inc., 4.070%, due 03/02/10	135,213
127,000		HSBC Finance Corp., 5.000%, due 06/30/15	125,141
99,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	132,452
67,000		International Lease Finance Corp., 5.000%, due 04/15/10	67,305
127,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	135,187
147,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	158,067
219,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	219,733
84,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	83,612
106,000	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	105,696
271,430	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	273,104
299,000	@@, #, C	Preferred Term Securities XII, 3.910%, due 03/23/35	300,121
197,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	199,778
900,000	#	Toll Road Investment, 4.180%, due 02/15/45	109,112
100,000	#, C	Twin Reefs Pass-Through Trust, 4.728%, due 12/10/49	99,794
126,000	@@, C, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	138,183

			3,729,839

		Electric: 0.6%
208,000	C	Consumers Energy Co., 4.250%, due 04/15/08	205,139
18,000	@@	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	19,822
111,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	129,868
163,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	160,569
148,000	C	Enterprise Capital Trust II, 5.240%, due 06/30/28	146,834
101,000	#, C	Pinnacle West Energy Corp., 4.004%, due 04/01/07	101,000
115,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	117,523
33,670		PPL Montana LLC, 8.903%, due 07/02/20	39,089
66,522	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	69,019

			988,863

		Food: 0.2%
253,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	259,563

			259,563

		Insurance: 0.2%
121,000		Prudential Financial, Inc., 4.104%, due 11/15/06	120,196
239,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	256,108

			376,304

		Media: 0.1%
121,000	C	Cox Communications, Inc., 6.850%, due 01/15/18	130,213

			130,213

		Multi-National: 0.1%
85,000	@@	Corp Andina de Fomento, 5.125%, due$05/05/15	83,839

			83,839

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Oil & Gas: 0.7%
$108,000	C	Amerada Hess Corp., 6.650%, due 08/15/11	$116,835
133,000	@@, #, L	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	127,718
14,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	15,147
90,000	@@, C, L	Nexen, Inc., 5.200%, due 03/10/15	89,579
218,000	#	Pemex Project Funding Master Trust, 5.170%, due 06/15/10	227,374
215,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	215,121
128,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	131,520
88,000	C	Valero Energy Corp., 6.125%, due 04/15/07	89,837
103,000	C, L	Valero Energy Corp., 7.500%, due 04/15/32	124,718

			1,137,849

		Pipelines: 0.1%
157,000		Duke Capital LLC, 4.331%, due 11/16/06	156,230
52,000	C	KN Capital Trust III, 7.630%, due 04/15/28	58,939

			215,169

		Real Estate: 0.1%
173,000	C	EOP Operating LP, 7.750%, due 11/15/07	183,234

			183,234

		Real Estate Investment Trust: 0.6%
333,000		Health Care Property Investors, Inc., 4.875%, due 09/15/10	328,247
55,000	C	Liberty Property LP, 6.375%, due 08/15/12	58,331
144,000	C	Liberty Property LP, 7.750%, due 04/15/09	156,893
137,000	C	Simon Property Group LP, 4.875%, due 03/18/10	136,765
248,000	C	Simon Property Group LP, 6.375%, due 11/15/07	255,500

			935,736

		Retail: 0.1%
176,000	C, L	May Department Stores Co., 3.950%, due 07/15/07	173,602

			173,602

		Savings & Loans: 0.1%
118,000	C	Great Western Financial, 8.206%, due 02/01/27	127,113

			127,113

		Telecommunications: 0.5%
161,000	C	BellSouth Corp., 4.200%, due 09/15/09	158,020
92,000	C, L	BellSouth Corp., 6.000%, due 11/15/34	92,702
84,000	@@	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	95,327
51,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	59,884
92,000	C	New Cingular Wireless Services, Inc., 8.750%, due 03/01/31	124,556
90,000	C, L	SBC Communications, Inc., 6.150%, due 09/15/34	92,417
79,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	79,139
120,000	@@, C, L	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	119,167

			821,212

		Transportation: 0.1%
106,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	106,550

			106,550

		Total Corporate Bonds/Notes
		(Cost $13,749,847)	13,689,765

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. Government Agency Obligation: 15.3%
		Federal Home Loan Bank: 0.7%
$665,000	L	3.250%, due 12/17/07	$649,309
330,000	L	4.125%, due 10/19/07	328,446

			977,755

		Federal Home Loan Mortgage Corporation: 3.9%
1,327,000	C, L	2.700%, due 03/16/07	1,295,826
329,000	L	4.000%, due 08/17/07	327,158
676,398	C	4.500%, due 12/15/16	671,444
275,698	C	4.500%, due 06/15/17	273,364
477,000	C	5.000%, due 05/15/20	474,691
1,276,599	C	5.500%, due 11/15/18	1,294,413
618,000	W	5.500%, due 10/15/35	618,193
273,000		5.875%, due 03/21/11	287,926
514,167	C	6.000%, due 01/15/29	527,713
297,625		7.000%, due 11/01/31	311,106

			6,081,834

		Federal National Mortgage Association: 10.2%
1,071,000	C	3.875%, due 02/01/08	1,055,508
197,000	L	4.250%, due 09/15/07	196,544
319,861		4.500%, due 09/25/16	317,495
271,000	W	4.500%, due 10/15/18	265,411
78,000	W	4.500%, due 10/15/35	74,368
610,000		4.625%, due 10/15/13	611,581
290,972		4.823%, due 08/01/35	289,171
1,543,000	W	5.000%, due 10/15/18	1,539,143
4,400,000	W	5.000%, due 11/15/34	4,303,750
608,000		5.250%, due 08/01/12	625,512
19,279		5.500%, due 01/01/18	19,575
316,643		5.500%, due 02/01/18	321,458
826,000	W	5.500%, due 10/15/18	838,132
343,089		5.500%, due 11/01/33	343,379
61,000	W	5.500%, due 10/15/35	60,981
416,180		6.000%, due 08/01/16	428,303
312,871		6.000%, due 04/25/31	322,717
2,098,000	W	6.000%, due 10/15/34	2,133,404
481,164		6.500%, due 07/01/29	495,418
1,104,000	W	6.500%, due 10/01/31	1,136,430
279,000		6.625%, due 11/15/10	305,411
96,299		7.000%, due 02/01/31	100,830
10,540		7.500%, due 11/01/30	11,160
45,282		7.500%, due 09/01/31	47,938

			15,843,619

		Government National Mortgage Association: 0.5%
57,897		6.500%, due 01/15/29	60,356
45,685		6.500%, due 10/15/31	47,562
103,968		6.500%, due 01/15/32	108,208
35,182		7.000%, due 01/15/28	37,050
248,612		7.000%, due 02/15/28	261,809
232,016		7.500%, due 12/15/23	248,091

			763,076

		Total U.S. Government Agency Obligations
		(Cost $23,863,943)	23,666,284

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. Treasury Obligation: 10.5%
		U.S. Treasury Bond: 3.4%
$2,302,000	L	5.375%, due 02/15/31	$2,579,681
266,000	L	5.500%, due 08/15/28	298,959
763,000	L	6.000%, due 02/15/26	900,102
814,000	L	6.250%, due 08/15/23	973,589
272,000	C, L	10.375%, due 11/15/12	305,894
228,000	C, L	13.250%, due 05/15/14	296,810

			5,355,035

		U.S. Treasury Note: 6.9%
4,743,000	L	3.875%, due 09/15/10	4,677,414
800,000	L	4.000%, due 08/31/07	797,532
1,277,000	L	4.125%, due 08/15/08	1,275,504
3,900,000	L	4.250%, due 08/15/15	3,876,846

			10,627,296

		U.S. Treasury STRIP: 0.2%
520,000		United States Treasury STRIP, 4.570%, due 05/15/16	323,532

			323,532

		Total U.S. Treasury Obligations
		(Cost $16,389,235)	16,305,863

Asset-Backed Security: 1.5%
		Automobile Asset Backed Securities: 0.3%
39,000	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	38,162
90,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	88,333
92,429	C	Household Automotive Trust, 2.310%, due 04/17/08	91,870
325,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	319,295

			537,660

		Credit Card Asset Backed Securities: 1.0%
115,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	114,404
115,000	C	Capital One Master Trust, 4.900%, due 03/15/10	115,770
855,000	C	Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	871,086
390,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	393,448
13,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	13,531
58,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	60,527

			1,568,766

		Home Equity Asset Backed Securities: 0.1%
18,000	C, +	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	17,792
100,000	C	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	98,175

			115,967

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Other Asset Backed Securities: 0.1%
$41,000	C	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	$40,444
41,000	C	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	40,268

			80,712

		Total Asset-Backed Securities
		(Cost $2,346,068)	2,303,105

Collateralized Mortgage Obligation: 4.9%
		Commercial Mortgage Backed Securities: 2.5%
38,000	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	37,999
26,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	25,240
37,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	38,923
230,000	C	Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	221,985
975,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	956,448
82,000	C	CS First Boston Mortgage Securities Corp., 7.780%, due 04/15/62	91,535
460,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	479,201
180,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	189,071
1,090,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,178,718
216,667	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	212,419
40,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	39,870
212,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	207,631
30,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	29,385
21,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	20,543
23,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	22,888
121,000	C	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	133,107

			3,884,963

		Whole Loan Collateral CMO: 2.3%
152,560	C	Banc of America Mortgage Securities, 5.250%, due 11/25/19	152,584
424,123	C	Countrywide Alternative Loan Trust, 5.415%, due 10/25/35	423,460
623,267	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	625,816
240,622	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	238,745
107,906	#, C	GSMPS Mortgage Loan Trust, 3.991%, due 01/25/35	108,326
387,985	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	391,975
1,015,669	C	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	1,009,004
355,000	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/35	356,663
220,415	C	Thornburg Mortgage Securities Trust, 4.011%, due 09/25/34	220,992

			3,527,565

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Whole Loan Collateral Support CMO: 0.1%
$119,307	C	Banc of America Mortgage Securities, 5.500%, due 11/25/33		$118,860

				118,860

		Total Collateralized Mortgage Obligations
		(Cost $7,689,798)		7,531,388

Municipal Bond: 0.2%
		Municipal: 0.2%
70,000		City of New York NY, 5.000%, due 11/01/08		73,553
70,000		City of New York NY, 5.000%, due 11/01/11		75,380
70,000	C	City of New York NY, 5.000%, due 11/01/15		75,779
30,000	C	City of New York NY, 5.000%, due 04/01/35		31,007
70,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10		68,075
60,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14		58,873

				382,667

		Total Municipal Bonds
		(Cost $388,406)		382,667

		Total Long-Term Investments
		(Cost $128,937,901)		138,581,422

Short-Term Investments: 35.0%
		Commercial Paper: 4.4%
1,500,000		American Express Bank FSB/Salt Lake City UT, 3.930%, due 03/16/06		1,500,254
1,400,000	#	American Honda Finance Corp., 3.799%, due 10/03/05		1,400,000
2,500,000		Edison Asset Securities, 0.000%, due 11/03/05		2,491,737
1,350,000		Monument Gardens LLC, 0.000%, due 10/11/05		1,348,530

				6,740,521

		Repurchase Agreement: 13.0%
20,209,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $20,215,315 to be received upon repurchase (Collateralized by $41,740,000, 8.875%, Market Value plus accrued interest $20,614,551, due 07/15/20).		20,209,000

				20,209,000

		Securities Lending Collateralcc 17.6%
27,226,671		The Bank of New York Institutional Cash Reserves		27,226,671

		Total Securities Lending Collateral
		(Cost $27,226,671)		27,226,671

		Total Short-Term Investments
		(Cost $54,175,928)		54,176,192

		Total Investments in Securities
		(Cost $183,113,829)	124.5%	$192,757,614
		Other Assets and Liabilities, Net	(24.5)	(37,897,304)

		Net Assets	100.0%	$154,860,310

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
C	Bond may be called prior to maturity date.
W	When-issued or delayed delivery security.
L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
*	Cost for federal income tax purposes is $184,659,830.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,818,262
	Gross Unrealized Depreciation	(1,720,478)

	Net Unrealized Appreciation	$8,097,784

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Information concerning the Credit Default Swap Agreements outstanding for the ING VP Strategic Allocation Income Portfolio at September 30, 2005 is shown below:

			Unrealized
	Termination	Notional	Appreciation
	Date	Principal	(Depreciation)
XL Capital Ltd.
Receive $10,000,000 in the event of default and pay 0.880%
Counterparty: Citigroup, Inc.	12/20/2010 I, XX	153,000	$(272)

Item 2. Controls and Procedures.
(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Strategic Allocation Portfolios, Inc.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2005